UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Defiance AI & Power Infrastructure ETF Tailored Shareholder Report

annual shareholder report August 31, 2026

Defiance AI & Power Infrastructure ETF

TICKER: AIPO (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance AI & Power Infrastructure ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/aipo. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance AI & Power Infrastructure ETF	$82	0.69%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance AI & Power Infrastructure ETF - $13,957
S&P 500® Total Return Index - $12,238
MarketVector US Listed AI and Power Infrastructure Index - $14,055
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
07/24/2025
08/31/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026
06/30/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception 7/24/25
Defiance AI and Power Infrastructure ETF - at NAV	38.87%	35.25%
S&P 500® Total Return Index	20.38%	20.07%
MarketVector US Listed AI and Power Infrastructure Index	38.90%	36.11%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/aipo for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the 1 year period, the Fund performance is positive. The Fund tracks the index of U.S.-listed companies deriving at least 50% of revenue from AI or power infrastructure. Given its thematic focus (intersection of AI and power infrastructure), the Fund benefits from continued investor interest in AI hardware, data-center infrastructure, electrification and grid modernization as secular themes.

What factors influenced performance?

AI adoption and energy-transition initiatives and companies in distributed energy, grid equipment, data centers and AI hardware support the Fund as it is heavily weighted toward Industrials and Technology.

Positioning

AIPO is positioned to track the MarketVector US Listed AI and Power Infrastructure Index as a passive growth-thematic ETF. The fund had exposure to companies at the convergence of AI and critical power infrastructure, including data centers, power generation, grid equipment and AI hardware. The Fund has been suitable for investors who seek high growth potential via thematic exposure rather than current income.

Defiance AI & Power Infrastructure ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$902,248
Number of Holdings	82
Total Advisory Fee	$2,591,825
Portfolio Turnover Rate	24%

What did the Fund invest in?

(as of August 31, 2026)

Sectors - Investments

(% of Net Assets)

Industrials
52.4%
Utilities
17.2%
Technology
14.1%
Materials
8.2%
Financials
3.4%
Energy
2.3%
Communications
1.1%
Real Estate
1.0%
Cash & Cash Equivalents
0.3%

Percentages are based on net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Eaton Corp. PLC	9.1%
GE Vernova, Inc.	8.8%
Quanta Services, Inc.	7.9%
Vertiv Holdings Co. - Class A	7.6%
NVIDIA Corporation	4.7%
Constellation Energy Corp.	4.3%
Broadcom, Inc.	4.2%
Cameco Corp.	4.1%
Bloom Energy Corp. - Class A	4.1%
Advanced Micro Devices, Inc.	2.4%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/aipo.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Gold Enhanced Options Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance Gold Enhanced Options Income ETF

TICKER: GOLI (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Gold Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/goli. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Gold Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Gold Enhanced Options Income ETF	$104	0.99%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Gold Enhanced Options Income ETF - $11,298
S&P 500® Total Return Index - $13,879
$14,000
$12,000
$10,000
$8,000
04/01/2025
06/30/2025
09/30/2025
12/31/2025
03/31/2026
06/30/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (4/1/25)
Defiance Gold Enhanced Options Income ETF - at NAV	10.06%	9.00%
S&P 500® Total Return Index	20.38%	26.04%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/goli for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns and paid weekly distributions throughout the year. The reference underlying, SPDR® Gold Shares (GLD), also finished the period higher, despite a sharp pullback in the spring and early summer of 2026. Gold rose strongly through the fall of 2025 and into January 2026, when it reached record highs. It then corrected in March and fell again in June before rebounding in August. An item of note is that the fund switched strategies in April 2026 from selling cash-secured puts to a synthetic long underling while selling weekly call spreads. The Fund’s performance reflected the weekly option premiums collected by selling call spreads, together with participation in the weekly moves of the underlying asset. Due to the selling of call spreads, the upside participation can lag slightly in certain scenarios, but also participate more fully with GLD’s price return during the strongest rally weeks.

What factors influenced performance?

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premium the Fund can collect and distribute. Gold was unusually volatile during the period. Month-to-month swings were large in both directions, with gains of more than 10% in September 2025 and January 2026 and declines of more than 10% in March and June 2026. Gold’s moves were driven by central bank demand, geopolitical conflict, energy-driven inflation, and growing expectations that the Federal Reserve might raise rates. As a rule, higher implied volatility means higher option premiums available for sale and distribution. This gave the Fund ample opportunity to pursue its goal of weekly income for investors. Since the Fund is exposed to GLD’s downside, the weekly premiums received helped cushion losses in weeks when gold declined. In those weeks, an investor would expect to lose less than from simply holding GLD. In strongly rising weeks, the call spreads don’t fully cap the Fund’s upside participation. The sharp swings in gold during the period also made the Fund’s net asset value more volatile.

Positioning

The Fund is positioned to generate high targeted current income for investors seeking alternative yield options in the marketplace, and it does so by selling weekly call spreads on GLD to capture option premiums while also providing exposure to GLD. The Fund achieved this by creating a synthetic long GLD position through options, coupled with sold weekly call spreads on GLD. On days GLD is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance Gold Enhanced Options Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$24,167
Number of Holdings	14
Total Advisory Fee	$303,351
Portfolio Turnover	0%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
United States Treasury Bills	63.7%
United States Treasury Notes/Bonds	30.3%
SPDR Gold Shares, Expiration: 10/16/2026; Exercise Price: $415.01	2.7%
First American Government Obligations Fund - Class X, 3.59%	1.0%
SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $410.00	0.2%
SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $421.00	0.1%
SPDR Gold Shares, Expiration: 09/04/2026; Exercise Price: $426.00	0.0%*
*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/goli.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Large Cap ex-Mag 7 ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance Large Cap ex-Mag 7 ETF

TICKER: XMAG (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/xmag. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Large Cap ex-Mag 7 ETF	$39	0.35%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Large Cap ex-Mag 7 ETF - $13,059
S&P 500® Total Return Index - $13,435
$14,000
$12,000
$10,000
$8,000
10/21/2024
01/31/2025
05/31/2025
09/30/2025
01/31/2026
05/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (10/21/24)
Defiance Large Cap ex-Mag 7 ETF - at NAV	20.27%	15.43%
S&P 500® Total Return Index	20.38%	17.20%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/xmag for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 20.27% (NAV) and 20.69% (Market). This compares to the 20.38% S&P 500 Total Return Index for the same period.

Its performance reflected the benefit of avoiding the “Magnificent 7” mega‐cap tech stocks (i.e., Apple Inc., Microsoft Corporation, Alphabet Inc., Amazon.com, Inc., NVIDIA Corporation, Meta Platforms, Inc. and Tesla, Inc.), while emphasizing the other ~493 S&P 500 stocks. With its broader large-cap exposure (excluding the mega-tech group), XMAG captured market participation in sectors like Financials, Health Care, Industrials, etc., which helped in the period.

What factors influenced performance?

Concentration shift: by excluding the top seven tech giants, XMAG tilts toward stocks that are often less overpriced and less dependent on ultra-growth expectations. The Fund’s largest sector weights Technology, Financials, and Health Care reflect a diversified large-cap exposure outside the dominant tech leaders. Excluding the Mag 7 reduces concentration risk but also forgoes the outsized gains that group has delivered in past years; therefore investor sentiment toward these mega-caps matters a lot. The Fund’s performance thus reflects market leadership shifts.

Positioning

XMAG is positioned to track the BITA US 500 ex Magnificent 7 Index, as a passive core equity allocation alternative ETF. The Fund offered broad exposure to U.S. companies without over-concentration in the Mag 7. Given its structure, the Fund has been suitable for investors seeking domestic investment returns, relative to the unified S&P 500 driven by mega-tech (Mag 7).

Defiance Large Cap ex-Mag 7 ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$184,046
Number of Holdings	493
Total Advisory Fee	$403,813
Portfolio Turnover	6%

What did the Fund invest in?

(as of August 31, 2026)

Sectors - Investments

(% of Net Assets)

Technology 24.3%
Financials 18.4%
Health Care 14.2%
Industrials 12.7%
Consumer Staples 6.9%
Energy 5.5%
Consumer Discretionary 4.6%
Communications 4.5%
Utilities 3.0%
Materials 2.8%
Real Estate 2.7%
Cash & Cash Equivalents 0.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Broadcom, Inc.	2.7%
Micron Technology, Inc.	2.5%
Eli Lilly & Co.	2.3%
JPMorgan Chase & Co.	2.2%
Advanced Micro Devices, Inc.	1.8%
Berkshire Hathaway, Inc. - Class B	1.6%
Exxon Mobil Holdings Corp.	1.5%
Johnson & Johnson	1.5%
Visa, Inc. - Class A	1.4%
Walmart, Inc.	1.1%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/xmag.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance Nasdaq 100 Income Target ETF

TICKER: QQQT (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Nasdaq 100 Income Target ETF	$96	0.86%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 Income Target ETF - $13,815
S&P 500® Total Return Index - $14,432
$16,000
$14,000
$12,000
$10,000
$8,000
06/20/2024
09/30/2024
01/31/2025
05/31/2025
09/30/2025
01/31/2026
05/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (6/20/24)
Defiance Nasdaq 100 Income Target ETF - at NAV	22.70%	15.84%
S&P 500® Total Return Index	20.38%	18.17%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/qqqt for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of just over 22%. Since the underlying Nasdaq 100® Index (''NDX'') was also up during the same reporting period, this was to be expected due to the exposure to the index. At the same time, the Fund paid out weekly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money NDX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the NDX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused tech stock volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads, while also gaining exposure to the NDX. This is achieved by owning the Invesco QQQ Trust Series 1 ETF (QQQ), while also selling daily option spreads on the NDX.

Defiance Nasdaq 100 Income Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$49,084
Number of Holdings	4
Total Advisory Fee	$326,348
Portfolio Turnover	32%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Invesco QQQ Trust Series 1	98.5%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,500.00	0.3%
First American Government Obligations Fund - Class X, 3.59%	0.1%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,450.00	-0.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 LightningSpread Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance Nasdaq 100 LightningSpread Income ETF

TICKER: QLDY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Nasdaq 100 LightningSpread Income ETF (the "Fund") for the period September 17, 2025 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/qldy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Nasdaq 100 LightningSpread Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Nasdaq 100 LightningSpread Income ETF	$104	1.00%
*	The Fund commenced operations on September 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 LightningSpread Income ETF - $11,805
S&P 500® Total Return Index - $11,772
$14,000
$12,000
$10,000
$8,000
09/17/2025
10/31/2025
12/31/2025
02/28/2026
04/30/2026
06/30/2026
08/31/2026

Annual Performance

Returns for the Period Ended August 31, 2026:	Since Inception (9/17/25)
Defiance Nasdaq 100 LightningSpread Income ETF - at NAV	18.19%
S&P 500® Total Return Index	17.72%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/qldy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the abbreviated reporting period (September 17, 2025 through August 31, 2026), the Fund generated positive total returns of just over 18%, while paying out substantial semi-weekly dividends. The Fund looks to capitalize on option volatility by selling put spreads in the Nasdaq 100® Index (''NDX''), along with boosting upside performance with the long nature of the position, a synthetic long NDX underlying. Since the Fund sells daily, near the money NDX put spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and boosted upside capture of the daily moves of the underlying index. The sold put spreads have a maximum loss component, only losing the difference between the two strike prices, minus the credit taken in on the sale.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the NDX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused tech stock volatility to fluctuate. Since the Fund has extra downside risk, like any index, the selling of put spreads temporarily amplifies negative daily moves in the NDX. Due to the nature of put credit spread selling, the Fund may participate in a larger portion upside gain should the index rally.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads, and to capture premiums for investors while also having the ability to participate in market upside beyond a traditional NDX position. The fund achieves this by creating a synthetic long NDX position, coupled with sold daily put spreads in the NDX as well. On days the NDX is lower, we’d expect the Fund to lose slightly more than the index due to the leverage incurred from selling the put spreads.

Defiance Nasdaq 100 LightningSpread Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$51,039
Number of Holdings	6
Total Advisory Fee	$299,646
Portfolio Turnover	10%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
NASDAQ 100 Index, Expiration: 12/18/2026; Exercise Price: $2,001.40	91.3%
First American Government Obligations Fund - Class X, 3.59%	4.9%
NASDAQ 100 Index, Expiration: 12/18/2026; Exercise Price: $10.44	1.7%
United States Treasury Notes/Bonds	0.6%
NASDAQ 100 Index, Expiration: 09/01/2026; Exercise Price: $29,300.00	0.1%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,450.00	-0.1%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/qldy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Nasdaq 100 Weekly Distribution ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance Nasdaq 100 Weekly Distribution ETF

TICKER: QQQY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Nasdaq 100 Weekly Distribution ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Nasdaq 100 Weekly Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Nasdaq 100 Weekly Distribution ETF	$112	1.00%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Nasdaq 100 Weekly Distribution ETF - $15,518
S&P 500® Total Return Index - $17,888
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
09/13/2023
02/29/2024
08/31/2024
02/28/2025
08/31/2025
02/28/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (9/13/23)
Defiance Nasdaq 100 Weekly Distribution ETF - at NAV	23.73%	15.96%
S&P 500® Total Return Index	20.38%	21.65%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/qqqy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of just over 23%, while paying out substantial weekly dividends. In December 2025, the Fund changed strategies from selling daily, in-the-money Nasdaq 100® Index (''NDX'') puts to selling daily, near the money NDX call spreads. The Fund can now potentially generate returns by delivering both extrinsic time premiums and a large percentage of upside capture of the daily moves of the underlying index. During the reporting period, since the NDX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the NDX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused tech stock volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace, and it does so by selling daily call spreads on the NDX to capture option premiums while also providing exposure to the NDX. The Fund achieved this by creating a synthetic long NDX position through options, coupled with sold daily call spreads. On days the NDX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance Nasdaq 100 Weekly Distribution ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$189,160
Number of Holdings	4
Total Advisory Fee	$1,861,624
Portfolio Turnover	39%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
NASDAQ 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $1,000.34	97.6%
First American Government Obligations Fund - Class X, 3.59%	1.7%
NASDAQ 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,548.29	0.2%
Nasdaq 100 Stock Index, Expiration: 09/01/2026; Exercise Price: $29,456.97	-0.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/qqqy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance Oil Enhanced Options Income ETF

TICKER: USOY (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Oil Enhanced Options Income ETF	$121	1.00%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Oil Enhanced Options Income ETF - $14,915
S&P 500® Total Return Index - $15,180
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
05/09/2024
08/31/2024
12/31/2024
04/30/2025
08/31/2025
12/31/2025
04/30/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (5/9/24)
Defiance Oil Enhanced Options Income ETF - at NAV	41.54%	18.87%
S&P 500® Total Return Index	20.38%	19.78%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/usoy for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the fiscal year ended August 31, 2026, the Fund generated a strong positive total return of over 41%. The Fund’s performance was driven by the high weekly option premiums that it collected, which funded distri-butions to shareholders, along with strength in the underlying asset, USO. In April 2026, the Fund changed strategies. It moved from selling cash-secured puts to a synthetic long position in the underlying while sell-ing weekly call spreads. Under this structure, the Fund seeks to generate returns from two sources: extrinsic (time) premiums from the call spreads, and participation in the weekly price moves of the underlying asset. Because the Fund sells call spreads, its upside participation can lag USO slightly in some weeks. However, the synthetic long position and credit spread nature allow the Fund to participate more fully in USO’s price return during the strongest rally weeks.

What factors influenced performance?

The implied volatility of the underlying asset plays a large role in the amount of extrinsic premiums that can be paid by the Fund. During the reporting period, the implied volatility on USO was high, with a rise in overall volatility in April due to inflation and geopolitical military conflict. As a rule, the higher the implied volatility, the higher the option premiums available for sale and distribution. This higher volatility provided ample opportunities for the Fund to meet its goal of income for investors.

The Fund still carries downside risk, as most long-biased investments tied to the price of oil do. Premiums collected from selling call spreads help cushion weekly declines, so an investor would generally expect to lose somewhat less in a down week than from holding USO directly. The cushion is limited to the premium received and does not eliminate losses.

Positioning

The Fund is positioned to generate high targeted current income for investors seeking alternative yield options in the marketplace, and it does so by selling weekly call spreads on USO to capture option premiums while also providing exposure to USO. The Fund achieved this by creating a synthetic long USO position through options, coupled with sold weekly call spreads on USO. On days USO is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance Oil Enhanced Options Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$67,234
Number of Holdings	13
Total Advisory Fee	$570,107
Portfolio Turnover	1%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
United States Treasury Bills	83.1%
United States Treasury Notes/Bonds	18.6%
First American Government Obligations Fund - Class X, 3.59%	2.2%
United States Oil Fund LP, Expiration: 09/18/2026; Exercise Price: $140.01	1.9%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $135.00	1.0%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $134.00	0.4%
United States Oil Fund LP, Expiration: 09/18/2026; Exercise Price: $140.01	-6.4%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $130.00	-1.4%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $131.00	-1.1%
United States Oil Fund LP, Expiration: 09/04/2026; Exercise Price: $129.00	-0.9%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/usoy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance R2000 Weekly Distribution ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance R2000 Weekly Distribution ETF

TICKER: IWMY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance R2000 Weekly Distribution ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance R2000 Weekly Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance R2000 Weekly Distribution ETF	$108	1.01%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance R2000 Weekly Distribution ETF - $14,715
S&P 500® Total Return Index - $19,147
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
10/30/2023
03/31/2024
09/30/2024
03/31/2025
09/30/2025
03/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (10/30/23)
Defiance R2000 Weekly Distribution ETF - at NAV	14.22%	14.58%
S&P 500® Total Return Index	20.38%	25.72%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/iwmy for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial weekly dividends. In December 2025, the Fund changed strategies from selling daily, in-the-money Russell 2000® Index (''RUT'') puts to selling daily, near the money RUT call spreads. The Fund can now potentially generate returns by delivering both extrinsic time premiums and a large percentage of upside capture of the daily moves of the underlying index. During the reporting period, since the RUT performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the RUT, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused volatility to fluctuate. Typically, the RUT index has a high degree of sensitivity to the interest rate outlook. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace, and it does so by selling daily call spreads on the RUT to capture option premiums while also providing exposure to the RUT. The Fund achieved this by creating a synthetic long RUT position through options, coupled with sold daily call spreads. On days the RUT is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance R2000 Weekly Distribution ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$96,521
Number of Holdings	4
Total Advisory Fee	$1,139,520
Portfolio Turnover	54%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of Net Assets)
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34	93.8%
First American Government Obligations Fund - Class X, 3.59%	6.1%
Russell 2000 Index, Expiration: 09/01/2026; Exercise Price: $2,996.21	0.2%
Russell 2000 Index, Expiration: 09/01/2026; Exercise Price: $2,956.45	-0.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/iwmy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance S&P 500® Income Target ETF

TICKER: SPYT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance S&P 500® Income Target ETF	$93	0.86%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance S&P 500® Income Target ETF - $14,286
S&P 500® Total Return Index - $15,460
$16,000
$14,000
$12,000
$10,000
$8,000
03/04/2024
07/31/2024
12/31/2024
05/31/2025
10/31/2025
03/31/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (3/4/24)
Defiance S&P 500® Income Target ETF - at NAV	16.97%	15.38%
S&P 500® Total Return Index	20.38%	19.09%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/spyt for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of over 16%. Since the underlying S&P 500® Index (''SPX'') was also up during the same reporting period, this was to be expected due to the exposure to the index. At the same time, the Fund paid out weekly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money SPX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the SPX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads, while also gaining exposure to the SPX. This is achieved by owning the iShares Core S&P 500 ETF (IVV), while also selling daily option spreads on the SPX.

Defiance S&P 500® Income Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$161,782
Number of Holdings	4
Total Advisory Fee	$1,172,734
Portfolio Turnover	25%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
iShares Core S&P 500 ETF	98.2%
First American Government Obligations Fund - Class X, 3.59%	0.2%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,703.05	0.1%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,686.14	-0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/spyt.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Defiance S&P 500® Weekly Distribution ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2026

Defiance S&P 500® Weekly Distribution ETF

TICKER: WDTE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Defiance S&P 500® Weekly Distribution ETF (the "Fund") for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at 833‑333‑9383 or by writing to the Defiance S&P 500® Weekly Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance S&P 500® Weekly Distribution ETF	$109	1.00%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance S&P 500® Weekly Distribution ETF - $14,933
S&P 500® Total Return Index - $17,938
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
09/18/2023
02/29/2024
08/31/2024
02/28/2025
08/31/2025
02/28/2026
08/31/2026

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (9/18/23)
Defiance S&P 500® Weekly Distribution ETF - at NAV	18.44%	14.54%
S&P 500® Total Return Index	20.38%	21.88%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.defianceetfs.com/wdte for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns of just over 18%, while paying out substantial weekly dividends. In December 2025, the Fund changed strategies from selling daily, in-the-money S&P 500® Index (''SPX'') puts to selling daily, near the money SPX call spreads. The Fund can now potentially generate returns by delivering both extrinsic time premiums and a large percentage of upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

What factors influenced performance?

The implied volatility of the underlying index plays a large role in the amount of extrinsic premiums that can be paid by the Fund. Given that the fund establishes credit spreads in the SPX, differences in the index volatility may dictate what the structure of the credit spreads looks like. Major macro events such as the US interest rate backdrop, along with geopolitical tensions overseas caused volatility to fluctuate. Since the Fund has downside risk, like any index, taking in premiums helps offset negative daily moves where an investor in the Fund would expect to lose less on that day compared with simply holding an instrument that had index exposure.

Positioning

The Fund is positioned to generate high targeted current income for investors looking for alternative yield options in the marketplace with the ability to sell daily option spreads. With potential volatility expected around ongoing macroeconomic and geopolitical uncertainty, we believe the Fund is positioned to continue to capture premiums for investors while also having the ability to participate in market upside beyond the soft cap of the Fund’s long call. On days the SPX is lower, we’d expect the Fund to lose less than the index due to the premiums received from selling the call spreads.

Defiance S&P 500® Weekly Distribution ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2026)

Fund Size (Thousands)	$68,232
Number of Holdings	4
Total Advisory Fee	$678,866
Portfolio Turnover	22%

What did the Fund invest in?

(as of August 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00	92.2%
First American Government Obligations Fund - Class X, 3.59%	3.9%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,712.27	0.1%
S&P 500 Index, Expiration: 09/01/2026; Exercise Price: $7,686.14	-0.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/wdte.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Nasdaq 100 Weekly Distribution ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance S&P 500 Weekly Distribution ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance R2000 Weekly Distribution ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance S&P 500 Income Target ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance Oil Enhanced Options Income ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance Nasdaq 100 Income Target ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance AI & Power Infrastructure ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance Gold Enhanced Options Income ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance Large Cap ex-Mag 7 ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,000
(d) All Other Fees	N/A	N/A

Defiance Nasdaq 100 LightningSpread Income ETF

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$13,250	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	N/A
(d) All Other Fees	N/A	N/A

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$31,000	$495,000	N/A	$526,000
2025	$27,000	N/A	N/A	$27,000

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

August 31, 2026

Tidal Trust II

Defiance AI & Power Infrastructure ETF	| AIPO	| The Nasdaq Stock Market, LLC
Defiance Gold Enhanced Options Income ETF	| GOLI	| The Nasdaq Stock Market, LLC
Defiance Large Cap ex-Mag 7 ETF	| XMAG	| The Nasdaq Stock Market, LLC
Defiance Nasdaq 100 Income Target ETF	| QQQT	| The Nasdaq Stock Market, LLC
Defiance Nasdaq 100 LightningSpread Income ETF	| QLDY	| The Nasdaq Stock Market, LLC
Defiance Nasdaq 100 Weekly Distribution ETF	| QQQY	| The Nasdaq Stock Market, LLC
• (formerly Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF)
Defiance Oil Enhanced Options Income ETF	| USOY	| The Nasdaq Stock Market, LLC
Defiance R2000 Weekly Distribution ETF	| IWMY	| NYSE Arca, Inc.
• (formerly Defiance R2000 Enhanced Options & 0DTE Income ETF)
Defiance S&P 500 Income Target ETF	| SPYT	| NYSE Arca, Inc.
Defiance S&P 500 Weekly Distribution ETF	| WDTE	| NYSE Arca, Inc.

•     (formerly Defiance S&P 500 Enhanced Options & 0DTE Income ETF)

Defiance ETFs

Defiance AI & Power Infrastructure ETF

Schedule of Investments

August 31, 2026

COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 3.4%
Bit Digital, Inc.(a)	1,872,435	$2,677,582
Bitdeer Technologies Group - Class A(a)	200,920	2,179,982
Cipher Digital, Inc.(a)	159,152	2,466,856
CleanSpark, Inc.(a)	217,963	2,532,730
Core Scientific, Inc.(a)	127,544	2,078,967
DigitalBridge Group, Inc. - Class A	205,825	3,274,676
HIVE Digital Technologies Ltd.(a)	912,584	2,536,984
Hut 8 Corp.(a)	31,841	2,503,976
IREN Ltd.(a)	71,927	2,669,571
MARA Holdings, Inc.(a)	259,024	2,789,688
Riot Platforms, Inc.(a)	140,548	2,669,709
TeraWulf, Inc.(a)	145,306	2,198,480
		30,579,201

Industrial Products - 40.3%(b)
American Superconductor Corp.(a)	109,391	3,140,616
Atkore, Inc.	56,896	5,330,586
Bloom Energy Corp. - Class A(a)	181,409	37,424,677
BWX Technologies, Inc.	72,065	10,974,779
Eaton Corp. PLC	203,347	81,721,092
Forgent Power Solutions, Inc. - Class A(a)	128,923	3,937,308
GE Vernova, Inc.	88,053	79,118,262
Generac Holdings, Inc.(a)	50,457	9,353,719
Hubbell, Inc.	39,545	17,913,885
Itron, Inc.(a)	60,291	5,848,830
NANO Nuclear Energy, Inc.(a)	158,807	2,904,580
NuScale Power Corp. - Class A(a)	562,880	5,217,898
nVent Electric PLC	123,341	18,593,656
Power Solutions International, Inc.(a)	80,259	2,914,204
Preformed Line Products Co.	8,739	3,503,028
Valmont Industries, Inc.	16,439	7,720,741
Vertiv Holdings Co. - Class A	263,456	68,161,336
		363,779,197

Industrial Services - 12.1%
Argan, Inc.	12,586	5,348,924
Dycom Industries, Inc.(a)	20,706	6,029,794
MasTec, Inc.(a)	52,176	12,510,761
MYR Group, Inc.(a)	11,721	3,415,734
Quanta Services, Inc.	117,228	71,167,947
Sterling Infrastructure, Inc.(a)	23,020	10,821,011
		109,294,171

Materials - 8.2%
Cameco Corp.	380,194	37,547,959
Centrus Energy Corp. - Class A(a)	29,895	5,124,003
Denison Mines Corp.(a)	1,557,210	5,278,942

The accompanying notes are an integral part of these financial statements.

enCore Energy Corp.(a)	2,318,939	$2,898,674
Energy Fuels, Inc.(a)	359,067	5,296,238
NexGen Energy Ltd.(a)	775,112	8,115,423
Uranium Energy Corp.(a)	537,501	6,579,012
Ur-Energy, Inc.(a)	2,105,586	2,989,932
		73,830,183

Real Estate - 1.0%
Digital Realty Trust, Inc. - REIT	22,784	4,228,483
Equinix, Inc. - REIT	4,978	5,210,572
		9,439,055

Renewable Energy - 2.3%
Energy Vault Holdings, Inc.(a)	753,417	2,561,618
EnerSys	34,257	6,298,492
Eos Energy Enterprises, Inc.(a)	701,641	2,259,284
Fluence Energy, Inc. - Class A(a)	185,733	2,007,774
FuelCell Energy, Inc.(a)	227,104	3,913,002
Shoals Technologies Group, Inc. - Class A(a)	394,697	2,731,303
Solv Energy, Inc. - Class A(a)	49,263	1,257,192
		21,028,665

Software & Tech Services - 0.8%
Nebius Group NV - Class A(a)	21,043	4,341,592
Whitefiber, Inc.(a)	138,992	2,629,728
		6,971,320

Tech Hardware & Semiconductors - 13.4%
Advanced Micro Devices, Inc.(a)	46,313	21,800,455
ARM Holdings PLC, ADR(a)	13,907	3,364,242
Astera Labs, Inc.(a)	12,575	3,734,524
Broadcom, Inc.	102,568	37,985,033
Lattice Semiconductor Corp.(a)	26,010	2,999,993
Marvell Technology, Inc.	30,572	6,470,870
NVIDIA Corp.	190,464	42,050,642
Rambus, Inc.(a)	25,043	2,170,978
		120,576,737

Telecommunications - 1.0%
Applied Digital Corp.(a)	87,055	2,212,067
GDS Holdings Ltd. - Class A, ADR(a)	97,547	3,106,872
Keel Infrastructure Corp.(a)	620,098	1,953,309
VNET Group, Inc. - Class A(a)	364,898	2,211,282
		9,483,530

Utilities - 17.2%
AES Corp.	288,829	4,257,340
Constellation Energy Corp.	141,320	38,830,496
Dominion Energy, Inc.	290,623	19,184,024
Evergy, Inc.	86,830	7,034,967
Net Power, Inc. - Class A(a)	1,713,512	3,050,051
Oklo, Inc. - Class A(a)	153,616	6,232,201
PG&E Corp.	749,314	9,943,397

The accompanying notes are an integral part of these financial statements.

Pinnacle West Capital Corp.	36,578	$3,571,476
Portland General Electric Co.	42,314	2,067,462
Public Service Enterprise Group, Inc.	191,700	14,057,361
Talen Energy Corp.(a)	16,273	4,812,903
TXNM Energy, Inc.	41,774	2,406,600
Vistra Corp.	124,240	17,066,849
Xcel Energy, Inc.	246,844	18,683,622
X-Energy, Inc. - Class A(a)	201,767	3,722,601
		154,921,350

TOTAL COMMON STOCKS (Cost $994,313,037)		899,903,409

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(c)	2,637,490	2,637,490

TOTAL SHORT-TERM INVESTMENTS (Cost $2,637,490)		2,637,490

TOTAL INVESTMENTS - 100.0% (Cost $996,950,527)		$902,540,899
Liabilities in Excess of Other Assets - 0.0%(d)		(292,874)
TOTAL NET ASSETS - 100.0%		$902,248,025

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Defiance Gold Enhanced Options Income ETF

Schedule of Investments

August 31, 2026

PURCHASED OPTIONS - 3.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.0%
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $426.00	$8,168,400	200	$7,300
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $421.00	9,393,660	230	16,560
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $410.00	6,412,194	157	52,595
SPDR Gold Shares, Expiration: 10/16/2026; Exercise Price: $415.01	23,974,254	587	649,480
			725,935

TOTAL PURCHASED OPTIONS (Cost $1,065,464)			725,935

	Principal
U.S. TREASURY NOTES/BONDS - 30.3%	Amount	Value
U.S. Treasury Note/Bond
2.38%, 05/15/2027(g)	$7,425,000	7,335,361
TOTAL U.S. TREASURY NOTES/BONDS (Cost $7,340,365)		7,335,361

SHORT-TERM INVESTMENTS - 64.7%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(e)	239,246	239,246

	Principal
U.S. Treasury Bills - 63.7%	Amount	Value
U.S. Treasury Bill, 9/3/2026, 2.44%(f)(g)	$3,258,000	3,257,348
U.S. Treasury Bill, 10/15/2026, 3.69%(f)(g)	1,362,000	1,355,824
U.S. Treasury Bill, 12/10/2026, 3.80%(f)(g)	5,634,000	5,575,391
U.S. Treasury Bill, 2/18/2027, 3.95%(f)(g)	5,301,000	5,204,781
		15,393,344

TOTAL SHORT-TERM INVESTMENTS (Cost $15,636,564)		15,632,590

TOTAL INVESTMENTS - 98.0% (Cost $24,042,393)		$23,693,886
Other Assets in Excess of Liabilities - 2.0%		473,516
TOTAL NET ASSETS - 100.0%		$24,167,402

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(d)	Non-income producing security.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

(f)	The rate shown is the annualized effective yield as of August 31, 2026.

(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $12,503,814.

The accompanying notes are an integral part of these financial statements.

Defiance Gold Enhanced Options Income ETF

Schedule of Written Options Contracts

August 31, 2026

	Notional
WRITTEN OPTIONS - (4.2)%(a)(b)	Amount	Contracts	Value
Call Options - (0.5)%
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $420.00	$(8,168,400)	(200)	$(16,600)
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $415.00	(9,393,660)	(230)	(39,330)
SPDR Gold Shares, Expiration: 9/4/2026; Exercise Price: $408.00	(6,412,194)	(157)	(65,940)
			(121,870)

Put Options - (3.7)%
SPDR Gold Shares, Expiration: 10/16/2026; Exercise Price: $415.01	(23,974,254)	(587)	(899,924)

TOTAL WRITTEN OPTIONS (Premiums received $1,247,948)			$(1,021,794)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance Large Cap ex-Mag 7 ETF

Schedule of Investments

August 31, 2026

COMMON STOCKS - 99.6%	Shares	Value
Banking - 5.4%
Bank of America Corp.	29,991	$1,857,643
Citigroup, Inc.	7,221	950,428
Citizens Financial Group, Inc.	1,150	79,201
Credicorp Ltd.	235	86,099
Fifth Third Bancorp	3,808	204,756
First Citizens BancShares, Inc. - Class A	31	67,096
Huntington Bancshares, Inc.	8,573	143,041
JPMorgan Chase & Co.	11,324	4,031,570
KeyCorp	4,561	98,563
M&T Bank Corp.	610	142,703
PNC Financial Services Group, Inc.	1,693	405,694
Regions Financial Corp.	3,594	107,389
Truist Financial Corp.	5,254	260,493
U.S. Bancorp	6,543	402,918
Wells Fargo & Co.	13,005	1,123,502
		9,961,096

Consumer Discretionary Products - 0.7%
Aptiv PLC(a)	884	39,568
D.R. Horton, Inc.	1,064	153,812
Deckers Outdoor Corp.(a)	578	50,332
Ford Motor Co.	16,492	229,898
General Motors Co.	2,474	213,556
Lennar Corp. - Class A	894	75,194
Masco Corp.	854	61,625
Nike, Inc. - Class B	4,936	192,800
NVR, Inc.(a)	11	69,468
PulteGroup, Inc.	797	100,677
Tapestry, Inc.	853	105,252
		1,292,182
Consumer Discretionary Services - 1.5%
Carnival Corp. Ltd.	5,856	139,900
Chipotle Mexican Grill, Inc. - Class A(a)	2,771	105,381
Darden Restaurants, Inc.	480	102,845
Hilton Worldwide Holdings, Inc.	542	171,424
Las Vegas Sands Corp.	683	29,922
Liberty Media Corp. - Liberty Formula One - Class C(a)	934	93,353
Live Nation Entertainment, Inc.(a)	788	141,753
Marriott International, Inc. - Class A	900	307,584
McDonald’s Corp.	3,001	790,884
Royal Caribbean Cruises Ltd.	1,058	284,327
Starbucks Corp.	4,828	512,975
Yum! Brands, Inc.	1,139	174,620
		2,854,968

The accompanying notes are an integral part of these financial statements.

Consumer Staple Products - 4.3%
Altria Group, Inc.	7,044	$482,373
Church & Dwight Co., Inc.	998	99,580
Clorox Co.	505	49,328
Coca-Cola Co.	18,141	1,608,563
Coca-Cola Europacific Partners PLC	881	95,166
Colgate-Palmolive Co.	3,372	302,873
Constellation Brands, Inc. - Class A	611	79,809
Estee Lauder Cos., Inc. - Class A	1,040	106,392
General Mills, Inc.	2,242	92,370
Hershey Co.	587	103,435
Hormel Foods Corp.	1,457	31,835
Kenvue, Inc.	8,103	152,985
Keurig Dr Pepper, Inc.	5,476	174,465
Kimberly-Clark Corp.	1,421	153,397
Kraft Heinz Co.	4,997	128,273
McCormick & Co., Inc.	1,062	57,582
Mondelez International, Inc. - Class A	5,412	335,923
Monster Beverage Corp.(a)	5,856	268,908
PepsiCo, Inc.	5,794	813,130
Philip Morris International, Inc.	6,626	1,241,050
Procter & Gamble Co.	9,876	1,433,205
Tyson Foods, Inc. - Class A	1,139	62,804
		7,873,446

Financial Services - 9.1%
Affirm Holdings, Inc. - Class A(a)	1,136	84,575
American Express Co.	2,893	955,182
Ameriprise Financial, Inc.	366	202,438
Annaly Capital Management, Inc. - REIT	3,084	70,685
Apollo Global Management, Inc.	2,030	277,257
Ares Management Corp.	852	121,981
Bank of New York Mellon Corp.	2,892	466,422
BlackRock, Inc.	608	702,611
Blackstone, Inc.	3,143	450,203
Block, Inc. - Class A(a)	2,200	180,444
Broadridge Financial Solutions, Inc.	484	88,272
Capital One Financial Corp.	2,606	559,013
Charles Schwab Corp.	6,918	759,735
CME Group, Inc. - Class A	1,508	430,534
Coinbase Global, Inc. - Class A(a)	893	167,991
Corpay, Inc.(a)	170	68,731
Equifax, Inc.	468	88,527
Fair Isaac Corp.(a)	94	107,838
Fidelity National Financial, Inc.	620	28,799
Fidelity National Information Services, Inc.	2,179	88,838
Fiserv, Inc.(a)	2,242	119,521
Global Payments, Inc.	961	87,499
Goldman Sachs Group, Inc.	1,244	1,276,220
Interactive Brokers Group, Inc. - Class A	1,853	180,278
Intercontinental Exchange, Inc.	1,860	298,902
KKR & Co., Inc.	2,913	319,614
LPL Financial Holdings, Inc.	219	81,060

The accompanying notes are an integral part of these financial statements.

Mastercard, Inc. - Class A	3,290	$1,938,830
Moody’s Corp.	736	371,415
Morgan Stanley	5,056	1,078,546
MSCI, Inc. - Class A	291	166,056
Nasdaq, Inc.	1,878	185,190
Northern Trust Corp.	736	136,572
PayPal Holdings, Inc.	3,810	200,654
Raymond James Financial, Inc.	736	131,133
Robinhood Markets, Inc. - Class A(a)	2,631	275,755
S&P Global, Inc.	1,252	545,672
SoFi Technologies, Inc.(a)	5,317	95,068
State Street Corp.	1,137	217,599
Synchrony Financial	810	62,435
T. Rowe Price Group, Inc.	868	96,591
Toast, Inc. - Class A(a)	1,846	62,930
TransUnion	753	63,937
Verisk Analytics, Inc. - Class A	568	110,067
Visa, Inc. - Class A	7,013	2,660,522
		16,662,142

Health Care - 14.2%
Abbott Laboratories	7,309	806,621
AbbVie, Inc.	7,579	1,943,407
Agilent Technologies, Inc.	1,188	182,429
Alnylam Pharmaceuticals, Inc.(a)	583	140,322
Amgen, Inc.	2,296	987,004
Becton Dickinson & Co.	1,157	217,643
Biogen, Inc.(a)	587	127,174
Boston Scientific Corp.(a)	6,269	302,793
Bristol-Myers Squibb Co.	8,528	569,756
Cardinal Health, Inc.	984	230,866
Cencora, Inc.	815	263,734
Centene Corp.(a)	2,040	131,254
Cigna Group	1,098	303,136
Cooper Cos., Inc.(a)	816	57,193
CVS Health Corp.	5,405	507,584
Danaher Corp.	2,724	581,737
Dexcom, Inc.(a)	1,018	92,699
Edwards Lifesciences Corp.(a)	2,400	217,800
Elevance Health, Inc.	899	352,893
Eli Lilly & Co.	3,594	4,157,288
GE HealthCare Technologies, Inc.	1,815	129,282
Gilead Sciences, Inc.	5,239	766,675
HCA Healthcare, Inc.	537	222,560
Humana, Inc.	504	193,148
IDEXX Laboratories, Inc.(a)	333	185,378
Illumina, Inc.(a)	636	135,869
Incyte Corp.(a)	858	105,723
Insmed, Inc.(a)	906	110,369
Intuitive Surgical, Inc.(a)	1,485	559,637
IQVIA Holdings, Inc.(a)	504	131,640
Johnson & Johnson	10,324	2,744,635
Labcorp Holdings, Inc.	330	109,778

The accompanying notes are an integral part of these financial statements.

McKesson Corp.	505	$447,087
Medline, Inc. - Class A(a)	1,909	66,872
Medtronic PLC	5,418	491,142
Merck & Co., Inc.	10,465	1,546,308
Mettler-Toledo International, Inc.(a)	79	111,006
Natera, Inc.(a)	418	134,579
Pfizer, Inc.	24,050	684,463
Quest Diagnostics, Inc.	464	111,499
Regeneron Pharmaceuticals, Inc.	420	335,614
ResMed, Inc.	586	140,699
Revolution Medicines, Inc.(a)	645	132,593
Royalty Pharma PLC - Class A	1,579	96,966
STERIS PLC	384	89,334
Stryker Corp.	1,521	492,500
Thermo Fisher Scientific, Inc.	1,566	966,379
UnitedHealth Group, Inc.	3,840	1,495,334
Vertex Pharmaceuticals, Inc.(a)	1,068	581,547
Viatris, Inc.	4,842	79,941
Waters Corp.(a)	414	171,657
West Pharmaceutical Services, Inc.	288	98,240
Zimmer Biomet Holdings, Inc.	813	81,332
Zoetis, Inc. - Class A	1,787	137,778
		26,060,897

Industrial Products - 9.3%
3M Co.	2,200	378,026
AMETEK, Inc.	962	226,234
Amphenol Corp.	5,211	826,204
Axon Enterprise, Inc.(a)	323	182,999
Bloom Energy Corp. - Class A(a)	1,038	214,139
Boeing Co.(a)	3,323	690,453
Carrier Global Corp.	3,297	191,951
Caterpillar, Inc.	1,947	1,552,674
Cummins, Inc.	574	323,966
Curtiss-Wright Corp.	154	89,710
Deere & Co.	1,054	690,275
Dover Corp.	574	111,488
DuPont de Nemours, Inc.	570	76,716
Eaton Corp. PLC	1,642	659,887
Emerson Electric Co.	2,359	359,606
Fortive Corp.	1,316	77,433
FTAI Aviation Ltd.	429	81,553
GE Aerospace	4,464	1,498,609
GE Vernova, Inc.	1,146	1,029,715
General Dynamics Corp.	1,146	425,567
HEICO Corp. - Class A	303	73,984
Honeywell International, Inc.	1,341	286,237
Howmet Aerospace, Inc.	1,670	409,067
Hubbell, Inc.	220	99,660
IDEX Corp.	297	67,906
Illinois Tool Works, Inc.	1,210	333,198
Ingersoll Rand, Inc.	826	63,643
Johnson Controls International PLC	2,567	354,862

The accompanying notes are an integral part of these financial statements.

Keysight Technologies, Inc.(a)	718	$231,699
L3Harris Technologies, Inc.	784	208,740
Lennox International, Inc.	111	42,473
Lockheed Martin Corp.	971	544,954
Northrop Grumman Corp.	601	324,360
nVent Electric PLC	662	99,797
Otis Worldwide Corp.	1,618	115,088
PACCAR, Inc.	2,180	270,603
Parker-Hannifin Corp.	530	519,103
Rocket Lab Corp.(a)	2,180	139,346
Rockwell Automation, Inc.	467	198,209
RTX Corp.	5,739	1,192,163
Stanley Black & Decker, Inc.	653	62,930
TE Connectivity PLC	1,231	252,663
Textron, Inc.	728	58,648
Trane Technologies PLC	930	413,292
TransDigm Group, Inc.	133	155,841
Trimble, Inc.(a)	978	58,621
Veralto Corp.	993	97,880
Vertiv Holdings Co. - Class A	1,593	412,141
Westinghouse Air Brake Technologies Corp.	711	203,296
Xylem, Inc.	976	107,467
		17,085,076

Industrial Services - 3.4%
Automatic Data Processing, Inc.	1,708	488,761
Cintas Corp.	1,425	287,551
Comfort Systems USA, Inc.	145	224,115
CSX Corp.	7,835	395,746
Delta Air Lines, Inc.	2,766	215,748
EMCOR Group, Inc.	184	135,155
Expeditors International of Washington, Inc.	571	108,290
Fastenal Co.	4,840	238,660
FedEx Corp.	920	301,208
J.B. Hunt Transport Services, Inc.	305	80,968
Jacobs Solutions, Inc.	493	73,482
MasTec, Inc.(a)	257	61,624
Norfolk Southern Corp.	946	324,279
Old Dominion Freight Line, Inc.	774	154,769
Paychex, Inc.	1,356	172,673
Quanta Services, Inc.	626	380,038
Republic Services, Inc. - Class A	826	182,480
Rollins, Inc.	1,320	47,612
Southwest Airlines Co.	2,051	79,025
Sterling Infrastructure, Inc.(a)	125	58,759
Union Pacific Corp.	2,512	755,283
United Airlines Holdings, Inc.(a)	1,364	147,298
United Parcel Service, Inc. - Class B	3,152	328,533
United Rentals, Inc.	260	269,880
W.W. Grainger, Inc.	185	242,256
Waste Management, Inc.	1,714	375,229

The accompanying notes are an integral part of these financial statements.

XPO, Inc.(a)	450	$87,296
		6,216,718

Insurance - 3.9%
Aflac, Inc.	1,917	222,084
Allstate Corp.	1,083	279,197
American International Group, Inc.	2,299	175,552
Aon PLC - Class A	892	286,796
Arthur J. Gallagher & Co.	1,062	278,403
Berkshire Hathaway, Inc. - Class B(a)	5,917	2,982,346
Brown & Brown, Inc.	1,174	84,728
Chubb Ltd.	1,631	552,257
Cincinnati Financial Corp.	610	103,639
CNA Financial Corp.	1,157	56,196
Hartford Financial Services Group, Inc.	1,138	156,338
Loews Corp.	679	73,529
Markel Group, Inc.(a)	51	91,948
Marsh & McLennan Cos., Inc.	2,033	385,863
MetLife, Inc.	2,301	218,986
Principal Financial Group, Inc.	881	97,051
Progressive Corp.	2,460	536,477
Prudential Financial, Inc.	1,420	166,992
Travelers Cos., Inc.	901	329,703
W.R. Berkley Corp.	982	66,344
Willis Towers Watson PLC	375	126,956
		7,271,385

Materials - 2.8%
Air Products and Chemicals, Inc.	939	290,583
Amcor PLC	1,946	89,302
AngloGold Ashanti PLC	2,130	239,242
Avery Dennison Corp.	303	52,755
Ball Corp.	1,138	71,660
Carlisle Cos., Inc.	147	50,947
CF Industries Holdings, Inc.	615	79,968
Corteva, Inc.	2,844	240,688
Dow, Inc.	3,035	92,628
Ecolab, Inc.	1,062	300,758
Freeport-McMoRan, Inc.	6,039	457,394
International Flavors & Fragrances, Inc.	1,057	91,251
International Paper Co.	2,282	86,556
Linde PLC	1,950	954,681
LyondellBasell Industries NV - Class A	1,034	67,293
Martin Marietta Materials, Inc.	249	129,156
Newmont Corp.	4,544	572,817
Nucor Corp.	954	238,157
Packaging Corp. of America	349	81,645
PPG Industries, Inc.	895	100,392
Qnity Electronics, Inc.	886	105,815
Sherwin-Williams Co.	974	330,001
Southern Copper Corp.	339	70,773
Steel Dynamics, Inc.	574	133,524

The accompanying notes are an integral part of these financial statements.

Vulcan Materials Co.	569	$153,391
		5,081,377

Media - 3.3%
Airbnb, Inc. - Class A(a)	1,533	280,876
AppLovin Corp. - Class A(a)	1,086	338,897
Booking Holdings, Inc.	3,266	650,228
Charter Communications, Inc. - Class A(a)	413	62,958
Comcast Corp. - Class A	14,931	397,463
DoorDash, Inc. - Class A(a)	1,159	268,587
Expedia Group, Inc. - Class A	477	151,266
GoDaddy, Inc. - Class A(a)	568	55,596
Grab Holdings Ltd. - Class A(a)	10,856	38,430
Netflix, Inc.(a)	17,832	1,445,284
Omnicom Group, Inc.	1,263	110,550
Reddit, Inc. - Class A(a)	577	85,286
Roblox Corp. - Class A(a)	2,625	108,386
Spotify Technology SA(a)	596	323,998
Take-Two Interactive Software, Inc.(a)	726	159,502
Uber Technologies, Inc.(a)	6,173	466,988
VeriSign, Inc.	362	104,357
Walt Disney Co.	7,323	787,589
Warner Bros Discovery, Inc.(a)	10,085	287,725
		6,123,966

Oil & Gas - 5.5%
Baker Hughes Co.	4,179	265,575
Cheniere Energy, Inc.	872	254,354
Chevron Corp.	8,390	1,729,515
ConocoPhillips	5,141	681,131
Devon Energy Corp.	4,721	229,016
Diamondback Energy, Inc.	822	164,795
EOG Resources, Inc.	2,242	325,000
EQT Corp.	2,611	141,464
Expand Energy Corp.	1,005	98,651
ExxonMobil Holdings Corp.	17,504	2,817,269
Halliburton Co.	3,512	129,417
Kinder Morgan, Inc.	8,197	264,271
Marathon Petroleum Corp.	1,214	453,210
Occidental Petroleum Corp.	4,186	251,913
ONEOK, Inc.	2,655	254,907
Phillips 66	1,714	422,638
SLB Ltd.	6,291	378,089
Targa Resources Corp.	671	197,039
TechnipFMC PLC	1,673	130,745
Texas Pacific Land Corp.	284	106,313
Valero Energy Corp.	1,227	440,395
Williams Cos., Inc.	5,141	385,832
		10,121,539

Real Estate - 2.7%
American Tower Corp. - REIT	1,962	344,723
Camden Property Trust - REIT	407	43,061

The accompanying notes are an integral part of these financial statements.

CBRE Group, Inc. - Class A(a)	1,198	$174,680
CoStar Group, Inc.(a)	1,704	54,647
Crown Castle, Inc. - REIT	1,842	140,250
Digital Realty Trust, Inc. - REIT	1,483	275,230
Equinix, Inc. - REIT	412	431,249
Equity LifeStyle Properties, Inc. - REIT	807	51,204
Equity Residential - REIT	3,305	215,259
Essex Property Trust, Inc. - REIT	291	82,341
Extra Space Storage, Inc. - REIT	855	120,641
Healthpeak Properties, Inc. - REIT	2,903	60,441
Host Hotels & Resorts, Inc. - REIT	2,845	62,391
Invitation Homes, Inc. - REIT	1,557	45,371
Iron Mountain, Inc. - REIT	1,241	143,149
Mid-America Apartment Communities, Inc. - REIT	485	62,492
Prologis, Inc. - REIT	3,927	549,466
Public Storage - REIT	664	203,841
Realty Income Corp. - REIT	3,930	240,830
Regency Centers Corp. - REIT	767	57,349
SBA Communications Corp. - Class A - REIT	412	78,140
Simon Property Group, Inc. - REIT	1,354	287,481
Sun Communities, Inc. - REIT	471	57,189
UDR, Inc. - REIT	1,360	50,252
Ventas, Inc. - REIT	2,040	185,987
VICI Properties, Inc. - REIT	4,502	115,476
Welltower, Inc. - REIT	2,985	705,176
Weyerhaeuser Co. - REIT	3,031	70,835
WP Carey, Inc. - REIT	929	64,993
		4,974,144

Renewable Energy - 0.0%(b)
First Solar, Inc.(a)	268	54,109

Retail & Wholesale - Discretionary - 2.4%
AutoZone, Inc.(a)	69	206,396
Best Buy Co., Inc.	853	68,368
Burlington Stores, Inc.(a)	133	34,548
Carvana Co. - Class A(a)	2,909	213,695
Copart, Inc.(a)	3,563	117,543
Coupang, Inc. - Class A(a)	5,371	86,258
eBay, Inc.	1,869	193,554
Genuine Parts Co.	569	77,196
Home Depot, Inc.	4,207	1,379,181
Lowe’s Cos., Inc.	2,365	484,115
Lululemon Athletica, Inc.(a)	403	48,465
O’Reilly Automotive, Inc.(a)	3,482	309,202
Ross Stores, Inc.	1,324	302,587
TJX Cos., Inc.	4,659	623,887
Tractor Supply Co.	2,207	77,024
Ulta Beauty, Inc.(a)	121	64,989
Williams-Sonoma, Inc.	485	110,701
		4,397,709

The accompanying notes are an integral part of these financial statements.

Retail & Wholesale - Staples - 2.7%
Archer-Daniels-Midland Co.	2,020	$164,206
Bunge Global SA	665	77,280
Casey’s General Stores, Inc.	147	110,575
Costco Wholesale Corp.	1,908	1,800,942
Dollar General Corp.	687	87,077
Dollar Tree, Inc.(a)	780	98,740
Kroger Co.	2,574	148,108
Sysco Corp.	2,001	162,241
Target Corp.	1,913	307,764
Walmart, Inc.	18,614	1,952,050
		4,908,983

Software & Tech Services - 7.1%
Accenture PLC - Class A	2,561	485,975
Adobe, Inc.(a)	1,711	500,964
Akamai Technologies, Inc.(a)	600	65,172
Atlassian Corp. - Class A(a)	642	124,657
Autodesk, Inc.(a)	861	222,594
Cadence Design Systems, Inc.(a)	1,158	392,307
CDW Corp.	319	48,354
Cloudflare, Inc. - Class A(a)	1,191	363,386
Cognizant Technology Solutions Corp. - Class A	1,988	128,385
CoreWeave, Inc. - Class A(a)	1,481	125,722
CrowdStrike Holdings, Inc. - Class A(a)	3,990	921,690
Datadog, Inc. - Class A(a)	1,108	262,640
Fortinet, Inc.(a)	1,925	329,040
Gen Digital, Inc.	2,279	70,649
Guidewire Software, Inc.(a)	325	66,544
International Business Machines Corp.	4,007	937,117
Intuit, Inc.	1,152	413,914
Leidos Holdings, Inc.	488	68,423
MongoDB, Inc. - Class A(a)	334	151,426
Okta, Inc. - Class A(a)	697	120,609
Oracle Corp.	7,274	1,084,699
Palantir Technologies, Inc. - Class A(a)	7,570	1,410,897
Palo Alto Networks, Inc.(a)	3,442	1,315,291
PTC, Inc.(a)	460	71,640
Roper Technologies, Inc.	419	177,924
Salesforce, Inc.	3,341	860,441
ServiceNow, Inc.(a)	4,318	639,021
Snowflake, Inc. - Class A(a)	1,437	476,265
SS&C Technologies Holdings, Inc.	497	41,236
Strategy, Inc. - Class A(a)	1,392	185,053
Synopsys, Inc.(a)	769	338,045
Twilio, Inc. - Class A(a)	639	150,568
Tyler Technologies, Inc.(a)	152	56,577
Veeva Systems, Inc. - Class A(a)	657	187,698
Workday, Inc. - Class A(a)	854	168,622
Zoom Communications, Inc. - Class A(a)	1,054	101,901
Zscaler, Inc.(a)	392	73,847
		13,139,293

The accompanying notes are an integral part of these financial statements.

Tech Hardware & Semiconductors - 17.2%
Advanced Micro Devices, Inc.(a)	6,873	$3,235,259
Analog Devices, Inc.	2,060	746,008
Applied Materials, Inc.	3,383	1,550,733
Arista Networks, Inc.(a)	4,403	861,623
Astera Labs, Inc.(a)	579	171,951
Broadcom, Inc.	13,460	4,984,776
Ciena Corp.(a)	594	227,383
Cisco Systems, Inc.	16,768	1,852,696
Coherent Corp.(a)	788	218,930
Corning, Inc.	3,327	494,825
Credo Technology Group Holding Ltd.(a)	696	157,428
Dell Technologies, Inc. - Class C	1,317	600,565
Entegris, Inc.	639	86,450
Everpure, Inc. - Class A(a)	1,233	114,607
Flex Ltd.(a)	1,531	167,262
Garmin Ltd.	694	197,172
GlobalFoundries, Inc.	574	25,652
Hewlett Packard Enterprise Co.	5,577	291,343
HP, Inc.	3,853	115,667
Intel Corp.(a)	18,029	1,613,776
Jabil, Inc.	408	124,546
KLA Corp.	5,542	972,344
Lam Research Corp.	5,289	1,594,581
Lumentum Holdings, Inc.(a)	320	292,723
MACOM Technology Solutions Holdings, Inc.(a)	142	37,464
Marvell Technology, Inc.	3,708	784,835
Microchip Technology, Inc.	2,242	164,675
Micron Technology, Inc.	4,763	4,566,431
Monolithic Power Systems, Inc.	198	251,019
Motorola Solutions, Inc.	696	337,769
NetApp, Inc.	826	153,050
ON Semiconductor Corp.(a)	1,643	121,730
QUALCOMM, Inc.	4,448	758,295
Sandisk Corp.(a)	591	925,920
Seagate Technology Holdings PLC	936	775,364
Super Micro Computer, Inc.(a)	2,079	77,505
Teledyne Technologies, Inc.(a)	192	117,686
Teradyne, Inc.	659	230,538
Texas Instruments, Inc.	3,847	1,003,721
Ubiquiti, Inc.	16	9,440
Western Digital Corp.	1,452	654,199
		31,667,941

Telecommunications - 1.1%
AST SpaceMobile, Inc. - Class A(a)	1,093	64,596
AT&T, Inc.	29,313	758,914
T-Mobile US, Inc.	2,096	378,202
Verizon Communications, Inc.	17,632	881,953
		2,083,665

Utilities - 3.0%
Alliant Energy Corp.	1,087	73,894

The accompanying notes are an integral part of these financial statements.

Ameren Corp.	1,163	$123,290
American Electric Power Co., Inc.	2,290	280,365
American Water Works Co., Inc.	568	78,515
Atmos Energy Corp.	699	116,125
CenterPoint Energy, Inc.	2,755	109,098
CMS Energy Corp.	1,296	88,206
Consolidated Edison, Inc.	1,552	166,095
Constellation Energy Corp.	1,440	395,669
Dominion Energy, Inc.	3,709	244,831
DTE Energy Co.	853	115,692
Duke Energy Corp.	3,289	394,384
Edison International	1,621	87,501
Entergy Corp.	1,927	204,859
Evergy, Inc.	959	77,698
Eversource Energy	1,585	111,172
Exelon Corp.	4,317	188,739
FirstEnergy Corp.	2,439	111,852
NextEra Energy, Inc.	8,877	730,932
NiSource, Inc.	2,016	82,495
NRG Energy, Inc.	872	96,025
PG&E Corp.	9,249	122,734
PPL Corp.	3,170	108,192
Public Service Enterprise Group, Inc.	2,100	153,993
Sempra	2,757	225,247
Southern Co.	4,764	419,232
Vistra Corp.	1,340	184,076
WEC Energy Group, Inc.	1,371	145,559
Xcel Energy, Inc.	2,630	199,065
		5,435,535

TOTAL COMMON STOCKS (Cost $167,292,233)		183,266,171

RIGHTS - 0.0%	Shares	Value
TPG, Inc.(a)(c)	727	–

TOTAL RIGHTS (Cost $–)		–

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(d)	631,195	631,195

TOTAL SHORT-TERM INVESTMENTS (Cost $631,195)		631,195

TOTAL INVESTMENTS - 99.9% (Cost $167,923,428)		$183,897,366
Other Assets in Excess of Liabilities - 0.1%		148,307
TOTAL NET ASSETS - 100.0%		$184,045,673

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq 100 Income Target ETF
Schedule of Investments
August 31, 2026

EXCHANGE TRADED FUNDS - 98.5%		Shares	Value
Invesco QQQ Trust Series 1(a)(b)		67,470	$48,359,797

TOTAL EXCHANGE TRADED FUNDS (Cost $36,221,684)			48,359,797

PURCHASED OPTIONS - 0.3%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.3%
Nasdaq 100 Stock Index, Expiration: 9/1/2026; Exercise Price: $29,500.00	$50,076,849	17	118,405

TOTAL PURCHASED OPTIONS (Cost $119,865)			118,405

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)		64,448	64,448

TOTAL SHORT-TERM INVESTMENTS (Cost $64,448)			64,448

TOTAL INVESTMENTS - 98.9% (Cost $36,405,997)			$48,542,650
Other Assets in Excess of Liabilities - 1.1%			541,052
TOTAL NET ASSETS - 100.0%			$49,083,702

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $12,385,613.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq 100 Income Target ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Nasdaq 100 Stock Index, Expiration: 9/1/2026; Exercise Price: $29,450.00	$(50,076,849)	(17)	$(162,095)

TOTAL WRITTEN OPTIONS (Premiums received $162,420)			$(162,095)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq 100 LightningSpread Income ETF
Schedule of Investments
August 31, 2026

PURCHASED OPTIONS - 93.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 93.0%
Nasdaq 100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.44	$913,167	31	$878,983
Nasdaq 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $2,001.44(e)	50,076,849	17	46,610,982
			47,489,965

Put Options - 0.1%
Nasdaq 100 Stock Index, Expiration: 9/1/2026; Exercise Price: $29,300.00	23,565,576	8	29,560

TOTAL PURCHASED OPTIONS (Cost $42,264,557)			47,519,525

U.S. TREASURY NOTES/BONDS- 0.6%		Principal Amount	Value
U.S. Treasury Note/Bond
2.38%, 05/15/2027(f)		$282,000	278,596
TOTAL U.S. TREASURY NOTES/BONDS (Cost $278,755)			278,596

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)		2,519,338	2,519,338

TOTAL SHORT-TERM INVESTMENTS (Cost $2,519,338)			2,519,338

TOTAL INVESTMENTS - 98.6% (Cost $45,062,650)			$50,317,459
Other Assets in Excess of Liabilities - 1.4%			721,105
TOTAL NET ASSETS - 100.0%			$51,038,564

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this option contract exceeds 25% of the Fund’s net assets.
(f)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $278,588.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq 100 LightningSpread Income ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (0.1)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (0.1)%
Nasdaq 100 Stock Index, Expiration: 9/1/2026; Exercise Price: $29,450.00	$(23,565,576)	(8)	$(67,080)

TOTAL WRITTEN OPTIONS (Premiums received $86,605)			$(67,080)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq 100 Weekly Distribution ETF
Schedule of Investments
August 31, 2026

PURCHASED OPTIONS - 97.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 97.8%
Nasdaq 100 Stock Index, Expiration: 9/1/2026; Exercise Price: $29,548.29	$191,470,305	65	$306,345
Nasdaq 100 Stock Index, Expiration: 12/18/2026; Exercise Price: $1,000.34(e)	191,470,305	65	184,634,002
			184,940,347

TOTAL PURCHASED OPTIONS (Cost $156,603,785)			184,940,347

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(f)		3,219,408	3,219,408

TOTAL SHORT-TERM INVESTMENTS (Cost $3,219,408)			3,219,408

TOTAL INVESTMENTS - 99.5% (Cost $159,823,193)			$188,159,755
Other Assets in Excess of Liabilities - 0.5%			1,000,700
TOTAL NET ASSETS - 100.0%			$189,160,455

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this option contract exceeds 25% of the Fund’s net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance Nasdaq 100 Weekly Distribution ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Nasdaq 100 Stock Index, Expiration: 9/1/2026; Exercise Price: $29,456.97	$(191,470,305)	(65)	$(555,295)

TOTAL WRITTEN OPTIONS (Premiums received $555,242)			$(555,295)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance Oil Enhanced Options Income ETF
Schedule of Investments
August 31, 2026

PURCHASED OPTIONS - 3.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.3%
United States Oil Fund LP, Expiration: 9/4/2026; Exercise Price: $135.00	$51,741,900	3,870	$673,380
United States Oil Fund LP, Expiration: 9/4/2026; Exercise Price: $134.00	15,108,100	1,130	253,685
United States Oil Fund LP, Expiration: 9/18/2026; Exercise Price: $140.01	66,850,000	5,000	1,275,550
			2,202,615

TOTAL PURCHASED OPTIONS (Cost $5,766,618)			2,202,615

U.S. TREASURY NOTES/BONDS- 18.6%		Principal Amount	Value
U.S. Treasury Note/Bond
2.38%, 05/15/2027		$12,680,000	12,526,919
TOTAL U.S. TREASURY NOTES/BONDS (Cost $12,535,465)			12,526,919

SHORT-TERM INVESTMENTS - 85.3%
Money Market Funds - 2.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(e)		1,482,142	1,482,142

U.S. Treasury Bills - 83.1%		Principal Amount	Value
U.S. Treasury Bill, 9/3/2026, 2.44%(f)(g)		$26,922,000	26,916,610
U.S. Treasury Bill, 10/15/2026, 3.69%(f)(g)		5,501,000	5,476,057
U.S. Treasury Bill, 12/10/2026, 3.80%(f)(g)		7,226,000	7,150,830
U.S. Treasury Bill, 2/18/2027, 3.95%(f)(g)		16,592,000	16,290,838
			55,834,335

TOTAL SHORT-TERM INVESTMENTS (Cost $57,326,396)			57,316,477

TOTAL INVESTMENTS - 107.2% (Cost $75,628,479)			$72,046,011
Liabilities in Excess of Other Assets - (7.2)%			(4,812,432)
TOTAL NET ASSETS - 100.0%			$67,233,579

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.
(f)	The rate shown is the annualized effective yield as of August 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $16,587,319.

The accompanying notes are an integral part of these financial statements.

Defiance Oil Enhanced Options Income ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (9.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.3)%
United States Oil Fund LP, Expiration: 9/4/2026; Exercise Price: $131.00	$(24,333,400)	(1,820)	$(705,250)
United States Oil Fund LP, Expiration: 9/4/2026; Exercise Price: $130.00	(27,408,500)	(2,050)	(943,000)
United States Oil Fund LP, Expiration: 9/4/2026; Exercise Price: $129.00	(15,108,100)	(1,130)	(601,725)
			(2,249,975)

Put Options - (6.5)%
United States Oil Fund LP, Expiration: 9/18/2026; Exercise Price: $140.01	(66,850,000)	(5,000)	(4,338,250)

TOTAL WRITTEN OPTIONS (Premiums received $11,976,890)			$(6,588,225)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance R2000 Weekly Distribution ETF
Schedule of Investments
August 31, 2026

PURCHASED OPTIONS - 94.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 94.0%
Russell 2000 Index, Expiration: 9/1/2026; Exercise Price: $2,966.21	$97,562,916	330	$136,620
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34(e)	97,562,916	330	90,532,223
			90,668,843

TOTAL PURCHASED OPTIONS (Cost $75,884,895)			90,668,843

SHORT-TERM INVESTMENTS - 6.1%
Money Market Funds - 6.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(f)		5,915,369	5,915,369

TOTAL SHORT-TERM INVESTMENTS (Cost $5,915,369)			5,915,369

TOTAL INVESTMENTS - 100.1% (Cost $81,800,264)			$96,584,212
Liabilities in Excess of Other Assets - (0.1)%			(63,348)
TOTAL NET ASSETS - 100.0%			$96,520,864

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this option contract exceeds 25% of the Fund’s net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance R2000 Weekly Distribution ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Russell 2000 Index, Expiration: 9/1/2026; Exercise Price: $2,956.45	$(97,562,916)	(330)	$(263,340)

TOTAL WRITTEN OPTIONS (Premiums received $263,073)			$(263,340)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance S&P 500 Income Target ETF
Schedule of Investments
August 31, 2026

EXCHANGE TRADED FUNDS - 98.2%		Shares	Value
iShares Core S&P 500 ETF(a)(b)		206,005	$158,776,293

TOTAL EXCHANGE TRADED FUNDS (Cost $120,182,232)			158,776,293

PURCHASED OPTIONS - 0.1%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.1%
S&P 500 Index, Expiration: 9/1/2026; Exercise Price: $7,703.05	$159,103,098	207	174,915

TOTAL PURCHASED OPTIONS (Cost $175,082)			174,915

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(g)		351,732	351,732

TOTAL SHORT-TERM INVESTMENTS (Cost $351,732)			351,732

TOTAL INVESTMENTS - 98.5% (Cost $120,709,046)			$159,302,940
Other Assets in Excess of Liabilities - 1.5%			2,479,107
TOTAL NET ASSETS - 100.0%			$161,782,047

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $62,329,744.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance S&P 500 Income Target ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index, Expiration: 9/1/2026; Exercise Price: $7,686.14	$(159,103,098)	(207)	$(318,159)

TOTAL WRITTEN OPTIONS (Premiums received $317,992)			$(318,159)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Defiance S&P 500 Weekly Distribution ETF
Schedule of Investments
August 31, 2026

PURCHASED OPTIONS - 92.3%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 92.3%
S&P 500 Index, Expiration: 9/1/2026; Exercise Price: $7,712.27	$68,406,646	89	$47,882
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $600.00(e)	68,406,646	89	62,978,180
			63,026,062

TOTAL PURCHASED OPTIONS (Cost $54,961,026)			63,026,062

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.59%(f)		2,642,053	2,642,053

TOTAL SHORT-TERM INVESTMENTS (Cost $2,642,053)			2,642,053

TOTAL INVESTMENTS - 96.2% (Cost $57,603,079)			$65,668,115
Other Assets in Excess of Liabilities - 3.8%			2,564,237
TOTAL NET ASSETS - 100.0%			$68,232,352

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this option contract exceeds 25% of the Fund’s net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.

The accompanying notes are an integral part of these financial statements.

Defiance S&P 500 Weekly Distribution ETF
Schedule of Written Options Contracts
August 31, 2026

WRITTEN OPTIONS - (0.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index, Expiration: 9/1/2026; Exercise Price: $7,686.14	$(68,406,646)	(89)	$(136,793)

TOTAL WRITTEN OPTIONS (Premiums received $136,721)			$(136,793)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
August 31, 2026

	Defiance AI & Power Infrastructure ETF	Defiance Gold Enhanced Options Income ETF	Defiance Large Cap ex-Mag 7 ETF	Defiance Nasdaq 100 Income Target ETF	Defiance Nasdaq 100 LightningSpread Income ETF
ASSETS:
Investments, at value (cost $996,950,527, $24,042,393, $167,923,428, $36,405,997 and $45,062,650) (Note 2)	$902,540,899	$23,693,886	$183,897,366	$48,542,650	$50,317,459
Deposits at broker for options contracts	–	1,451,607	–	97,262	722,645
Receivable for investments sold	–	65,117	7,425	806,255	172,330
Dividends receivable	254,891	–	191,544	–	–
Dividend tax reclaims receivable	–	–	236	–	–
Interest receivable	7,542	53,122	1,847	548	8,724
Total assets	902,803,332	25,263,732	184,098,418	49,446,715	51,221,158

LIABILITIES:
Written options contracts, at value (premiums received $–, $1,247,948, $–, $162,420 and $86,605)	–	1,021,794	–	162,095	67,080
Payable to Adviser (Note 4)	555,307	20,088	52,745	35,188	42,704
Payable for investments purchased	–	54,448	–	165,730	72,810
Total liabilities	555,307	1,096,330	52,745	363,013	182,594
NET ASSETS	$902,248,025	$24,167,402	$184,045,673	$49,083,702	$51,038,564

NET ASSETS CONSISTS OF:
Paid-in capital	$1,004,132,144	$24,331,710	$167,559,419	$44,186,575	$51,237,278
Total distributable earnings/(accumulated losses)	(101,884,119)	(164,308)	16,486,254	4,897,127	(198,714)
Total Net Assets	$902,248,025	$24,167,402	$184,045,673	$49,083,702	$51,038,564

Net assets	$902,248,025	$24,167,402	$184,045,673	$49,083,702	$51,038,564
Shares issued and outstanding(a)	32,325,000	1,850,000	7,100,000	2,725,000	1,250,000
Net asset value per share	$27.91	$13.06	$25.92	$18.01	$40.83

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
August 31, 2026

	Defiance Nasdaq 100 Weekly Distribution ETF	Defiance Oil Enhanced Options Income ETF	Defiance R2000 Weekly Distribution ETF	Defiance S&P 500 Income Target ETF	Defiance S&P 500 Weekly Distribution ETF
ASSETS:
Investments, at value (cost $159,823,193, $75,628,479, $81,800,264, $120,709,046 and $57,603,079) (Note 2)	$188,159,755	$72,046,011	$96,584,212	$159,302,940	$65,668,115
Deposits at broker for options contracts	1,612,485	849,633	142,808	149,333	2,663,108
Receivable for investments sold	555,242	–	263,073	2,935,895	136,721
Interest receivable	4,758	94,464	12,961	2,034	5,693
Receivable for fund shares sold	–	884,650	–	–	–
Other assets	–	177	–	–	–
Total assets	190,332,240	73,874,935	97,003,054	162,390,202	68,473,637

LIABILITIES:
Written options contracts, at value (premiums received $555,242, $11,976,890, $263,073, $317,992 and $136,721)	555,295	6,588,225	263,340	318,159	136,793
Payable to Adviser (Note 4)	157,024	53,131	81,963	114,914	56,538
Payable for investments purchased	459,466	–	136,887	175,082	47,954
Total liabilities	1,171,785	6,641,356	482,190	608,155	241,285
NET ASSETS	$189,160,455	$67,233,579	$96,520,864	$161,782,047	$68,232,352

NET ASSETS CONSISTS OF:
Paid-in capital	$190,322,874	$67,252,044	$97,133,424	$145,488,687	$68,611,056
Total distributable earnings/(accumulated losses)	(1,162,419)	(18,465)	(612,560)	16,293,360	(378,704)
Total Net Assets	$189,160,455	$67,233,579	$96,520,864	$161,782,047	$68,232,352

Net assets	$189,160,455	$67,233,579	$96,520,864	$161,782,047	$68,232,352
Shares issued and outstanding(a)	8,433,308	9,500,000	5,241,648	9,275,000	2,324,979
Net asset value per share	$22.43	$7.08	$18.41	$17.44	$29.35

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year/Period Ended August 31, 2026

	Defiance AI & Power Infrastructure ETF	Defiance Gold Enhanced Options Income ETF	Defiance Large Cap ex-Mag 7 ETF	Defiance Nasdaq 100 Income Target ETF	Defiance Nasdaq 100 LightningSpread Income ETF(a)
INVESTMENT INCOME:
Dividend income	$1,863,399	$–	$1,754,948	$175,488	$–
Dividend tax reclaims	105,232	–	9,515	–	–
Interest income	40,745	1,084,310	24,372	6,428	54,969
Less: Issuance fees	(11)	–	(3)	–	–
Less: Dividend withholding taxes	(2,344)	–	–	–	–
Total investment income	2,007,021	1,084,310	1,788,832	181,916	54,969

EXPENSES:
Investment advisory fee (Note 4)	2,591,825	303,351	403,813	326,348	299,646
Interest expense	–	807	–	4,815	4,185
Total expenses	2,591,825	304,158	403,813	331,163	303,831
NET INVESTMENT INCOME (LOSS)	(584,804)	780,152	1,385,019	(149,247)	(248,862)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(6,926,246)	(1,760,594)	(598,862)	4,936,489	(2,034,246)
In-kind redemptions	52,054,368	–	6,624,348	–	–
Written options contracts	–	2,125,751	–	(5,418,941)	(4,593)
Net realized gain (loss)	45,128,122	365,157	6,025,486	(482,452)	(2,038,839)
Net change in unrealized appreciation (depreciation) on:
Investments	(94,284,504)	(350,177)	13,381,963	8,238,548	5,254,808
Written options contracts	–	220,803	–	333	19,525
Net change in unrealized appreciation (depreciation)	(94,284,504)	(129,374)	13,381,963	8,238,881	5,274,333
Net realized and unrealized gain (loss)	(49,156,382)	235,783	19,407,449	7,756,429	3,235,494
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,741,186)	$1,015,935	$20,792,468	$7,607,182	$2,986,632

(a)	Inception date of the Fund was September 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended August 31, 2026

	Defiance Nasdaq 100 Weekly Distribution ETF	Defiance Oil Enhanced Options Income ETF	Defiance R2000 Weekly Distribution ETF	Defiance S&P 500 Income Target ETF	Defiance S&P 500 Weekly Distribution ETF
INVESTMENT INCOME:
Interest income	$2,269,902	$2,255,851	$1,614,647	$20,196	$843,339
Dividend income	–	–	–	1,549,902	–
Total investment income	2,269,902	2,255,851	1,614,647	1,570,098	843,339

EXPENSES:
Investment advisory fee (Note 4)	1,861,624	570,107	1,139,520	1,172,734	678,866
Interest expense	11,123	8,596	19,393	12,487	4,440
Total expenses	1,872,747	578,703	1,158,913	1,185,221	683,306
NET INVESTMENT INCOME (LOSS)	397,155	1,677,148	455,734	384,877	160,033

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	24,198,105	(15,422,052)	662,240	1,959,423	2,871,784
Written options contracts	(14,585,286)	32,430,746	(1,696,974)	(3,849,086)	192,990
Net realized gain (loss)	9,612,819	17,008,694	(1,034,734)	(1,889,663)	3,064,774
Net change in unrealized appreciation (depreciation) on:
Investments	28,175,657	(3,603,276)	14,679,633	23,355,675	8,000,705
Written options contracts	(100,016)	5,396,538	(31,324)	(47)	(14,668)
Net change in unrealized appreciation (depreciation)	28,075,641	1,793,262	14,648,309	23,355,628	7,986,037
Net realized and unrealized gain (loss)	37,688,460	18,801,956	13,613,575	21,465,965	11,050,811
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,085,615	$20,479,104	$14,069,309	$21,850,842	$11,210,844

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance AI & Power Infrastructure ETF		Defiance Gold Enhanced Options Income ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)	Year Ended August 31, 2026	Period Ended August 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(584,804)	$(72)	$780,152	$36,376
Net realized gain (loss)	45,128,122	179	365,157	96,000
Net change in unrealized appreciation (depreciation)	(94,284,504)	(125,124)	(129,374)	7,021
Net increase (decrease) in net assets resulting from operations	(49,741,186)	(125,017)	1,015,935	139,397

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(12,756)	–	(1,632,644)	(137,727)
From return of capital	–	–	(9,784,699)	(324,956)
Total distributions to shareholders	(12,756)	–	(11,417,343)	(462,683)

CAPITAL TRANSACTIONS:
Subscriptions	1,079,388,204	9,673,360	40,688,526	5,920,945
Redemptions	(136,937,310)	–	(11,717,375)	–
ETF transaction fees (Note 8)	2,730	–	–	–
Net increase (decrease) in net assets from capital transactions	942,453,624	9,673,360	28,971,151	5,920,945

NET INCREASE (DECREASE) IN NET ASSETS	892,699,682	9,548,343	18,569,743	5,597,659

NET ASSETS:
Beginning of the period	9,548,343	–	5,597,659	–
End of the period	$902,248,025	$9,548,343	$24,167,402	$5,597,659

SHARES TRANSACTIONS
Subscriptions	36,400,000	475,000	2,350,000	325,000
Redemptions	(4,550,000)	–	(825,000)	–
Total increase (decrease) in shares outstanding	31,850,000	475,000	1,525,000	325,000

(a)	Inception date of the Fund was July 24, 2025.
(b)	Inception date of the Fund was April 1, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance Large Cap ex-Mag 7 ETF		Defiance Nasdaq 100 Income Target ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$1,385,019	$286,824	$(149,247)	$(81,086)
Net realized gain (loss)	6,025,486	157,612	(482,452)	(861,268)
Net change in unrealized appreciation (depreciation)	13,381,963	2,591,975	8,238,881	3,711,266
Net increase (decrease) in net assets resulting from operations	20,792,468	3,036,411	7,607,182	2,768,912

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(522,629)	(22,320)	(5,567,467)	(2,616,172)
From return of capital	–	–	(2,150,033)	(1,347,786)
Total distributions to shareholders	(522,629)	(22,320)	(7,717,500)	(3,963,958)

CAPITAL TRANSACTIONS:
Subscriptions	151,185,600	37,517,998	24,003,252	16,610,987
Redemptions	(26,403,979)	(1,537,883)	(2,732,440)	–
ETF transaction fees (Note 8)	7	–	7,081	4,983
Net increase (decrease) in net assets from capital transactions	124,781,628	35,980,115	21,277,893	16,615,970

NET INCREASE (DECREASE) IN NET ASSETS	145,051,467	38,994,206	21,167,575	15,420,924

NET ASSETS:
Beginning of the period	38,994,206	–	27,916,127	12,495,203
End of the period	$184,045,673	$38,994,206	$49,083,702	$27,916,127

SHARES TRANSACTIONS
Subscriptions	6,400,000	1,875,000	1,325,000	900,000
Redemptions	(1,100,000)	(75,000)	(150,000)	–
Total increase (decrease) in shares outstanding	5,300,000	1,800,000	1,175,000	900,000

(a)	Inception date of the Fund was October 21, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance Nasdaq 100 LightningSpread Income ETF	Defiance Nasdaq 100 Weekly Distribution ETF
	Period Ended August 31, 2026(a)	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$(248,862)	$397,155	$5,596,593
Net realized gain (loss)	(2,038,839)	9,612,819	9,360,275
Net change in unrealized appreciation (depreciation)	5,274,333	28,075,641	(400,654)
Net increase (decrease) in net assets resulting from operations	2,986,632	38,085,615	14,556,214

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,219,103)	(39,408,939)	(15,154,919)
From return of capital	(7,986,432)	(22,964,964)	(76,104,934)
Total distributions to shareholders	(12,205,535)	(62,373,903)	(91,259,853)

CAPITAL TRANSACTIONS:
Subscriptions	65,455,827	88,271,927	130,549,133
Redemptions	(5,198,360)	(60,891,582)	(79,521,483)
ETF transaction fees (Note 8)	–	29,833	42,014
Net increase (decrease) in net assets from capital transactions	60,257,467	27,410,178	51,069,664

NET INCREASE (DECREASE) IN NET ASSETS	51,038,564	3,121,890	(25,633,975)

NET ASSETS:
Beginning of the period	–	186,038,565	211,672,540
End of the period	$51,038,564	$189,160,455	$186,038,565

SHARES TRANSACTIONS
Subscriptions	1,375,000	3,750,000	4,525,000
Redemptions	(125,000)	(2,700,000)	(2,475,000)
Total increase (decrease) in shares outstanding	1,250,000	1,050,000	2,050,000

(a)	Inception date of the Fund was September 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance Oil Enhanced Options Income ETF		Defiance R2000 Weekly Distribution ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$1,677,148	$877,326	$455,734	$3,903,029
Net realized gain (loss)	17,008,694	1,156,387	(1,034,734)	6,989,682
Net change in unrealized appreciation (depreciation)	1,793,262	(4,653)	14,648,309	(71,508)
Net increase (decrease) in net assets resulting from operations	20,479,104	2,029,060	14,069,309	10,821,203

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(20,518,377)	(1,189,176)	(14,786,184)	(11,141,547)
From return of capital	(9,653,531)	(21,338,379)	(28,430,962)	(64,913,865)
Total distributions to shareholders	(30,171,908)	(22,527,555)	(43,217,146)	(76,055,412)

CAPITAL TRANSACTIONS:
Subscriptions	58,425,204	70,133,013	50,591,323	106,889,570
Redemptions	(38,908,355)	(4,795,400)	(66,752,992)	(31,198,750)
ETF transaction fees (Note 8)	19,467	14,985	23,468	27,618
Net increase (decrease) in net assets from capital transactions	19,536,316	65,352,598	(16,138,201)	75,718,438

NET INCREASE (DECREASE) IN NET ASSETS	9,843,512	44,854,103	(45,286,038)	10,484,229

NET ASSETS:
Beginning of the period	57,390,067	12,535,964	141,806,902	131,322,673
End of the period	$67,233,579	$57,390,067	$96,520,864	$141,806,902

SHARES TRANSACTIONS
Subscriptions	7,900,000	6,525,000	2,400,000	3,850,000
Redemptions	(5,200,000)	(475,000)	(3,300,000)	(975,000)
Total increase (decrease) in shares outstanding	2,700,000	6,050,000	(900,000)	2,875,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Defiance S&P 500 Income Target ETF		Defiance S&P 500 Weekly Distribution ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Year Ended August 31, 2026	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$384,877	$358,858	$160,033	$2,596,685
Net realized gain (loss)	(1,889,663)	(2,834,986)	3,064,774	4,308,706
Net change in unrealized appreciation (depreciation)	23,355,628	12,622,140	7,986,037	(288,531)
Net increase (decrease) in net assets resulting from operations	21,850,842	10,146,012	11,210,844	6,616,860

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,063,489)	(10,131,236)	(11,653,879)	(6,952,099)
From return of capital	(17,020,016)	(8,246,842)	(9,304,818)	(25,273,525)
Total distributions to shareholders	(28,083,505)	(18,378,078)	(20,958,697)	(32,225,624)

CAPITAL TRANSACTIONS:
Subscriptions	64,108,133	94,094,355	10,889,352	32,743,857
Redemptions	(7,278,978)	(25,417,315)	(6,039,335)	(34,511,278)
ETF transaction fees (Note 8)	21,416	35,855	3,386	13,451
Net increase (decrease) in net assets from capital transactions	56,850,571	68,712,895	4,853,403	(1,753,970)

NET INCREASE (DECREASE) IN NET ASSETS	50,617,908	60,480,829	(4,894,450)	(27,362,734)

NET ASSETS:
Beginning of the period	111,164,139	50,683,310	73,126,802	100,489,536
End of the period	$161,782,047	$111,164,139	$68,232,352	$73,126,802

SHARES TRANSACTIONS
Subscriptions	3,625,000	4,900,000	350,000	850,000
Redemptions	(425,000)	(1,350,000)	(200,000)	(850,000)
Total increase (decrease) in shares outstanding	3,200,000	3,550,000	150,000	–

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance AI & Power Infrastructure ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.10	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.00(c)
Net realized and unrealized gain (loss)(d)	7.85	0.10
Total from investment operations	7.81	0.10

LESS DISTRIBUTIONS FROM:
Net investment income	0.00(c)	–

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(c)	–

Net asset value, end of period	$27.91	$20.10

TOTAL RETURN(e)	38.87%	0.51%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$902,248	$9,548
Ratio of expenses to average net assets(f)	0.69%	0.69%
Ratio of net investment income to average net assets(f)	(0.15)%	(0.01)%
Portfolio turnover rate(e)(g)	24%	0%(h)

(a)	Inception date of the Fund was July 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	Amount represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance Gold Enhanced Options Income ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.22	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.39	0.24
Net realized and unrealized gain (loss)(c)	1.40	0.20
Total from investment operations	1.79	0.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.54)
Net realized gains	(0.13)	(0.42)
Return of capital	(5.10)	(2.26)
Total distributions	(5.95)	(3.22)

Net asset value, end of period	$13.06	$17.22

TOTAL RETURN(d)	10.06%	2.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,167	$5,598
Ratio of expenses to average net assets(e)	0.99%	1.01%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.02%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%	0.99%
Ratio of net investment income to average net assets(e)	2.55%	3.29%
Portfolio turnover rate(d)(g)	0%	0%

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance Large Cap ex-Mag 7 ETF
	Year Ended August 31, 2026	Period Ended August 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.66	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.29	0.24
Net realized and unrealized gain (loss)(c)	4.09	1.47
Total from investment operations	4.38	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.05)
Total distributions	(0.12)	(0.05)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	–

Net asset value, end of period	$25.92	$21.66

TOTAL RETURN(e)	20.27%	8.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$184,046	$38,994
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of net investment income to average net assets(f)	1.22%	1.35%
Portfolio turnover rate(e)(g)	6%	7%

(a)	Inception date of the Fund was October 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance Nasdaq 100 Income Target ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.01	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	(0.07)	(0.07)	(0.01)
Net realized and unrealized gain (loss)(d)	3.72	2.60	(0.46)
Total from investment operations	3.65	2.53	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.86)	(1.01)	(0.12)
Net realized gains	(0.77)	(1.46)	(0.20)
Return of capital	(1.02)	(1.27)	–
Total distributions	(3.65)	(3.74)	(0.32)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.00(e)	0.01

Net asset value, end of period	$18.01	$18.01	$19.22

TOTAL RETURN(f)	22.70%	15.20%	(2.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$49,084	$27,916	$12,495
Ratio of expenses to average net assets(g)(h)	0.86%	1.00%	0.88%
Ratio of interest expense to average net assets(g)	0.01%	0.15%	0.03%
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(g)(h)	(0.39)%	(0.41)%	(0.24)%
Portfolio turnover rate(f)(i)	32%	12%	10%

(a)	Inception date of the Fund was June 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

Defiance Nasdaq 100 LightningSpread Income ETF
Period Ended August 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.35)
Net realized and unrealized gain (loss)(c)	8.00
Total from investment operations	7.65

LESS DISTRIBUTIONS FROM:
Net investment income	(3.13)
Net realized gains	(2.68)
Return of capital	(11.01)
Total distributions	(16.82)

Net asset value, end of period	$40.83

TOTAL RETURN(d)	18.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,039
Ratio of expenses to average net assets(e)	1.00%
Ratio of interest expense to average net assets(e)	0.01%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.99%
Ratio of net investment income to average net assets(e)	(0.82)%
Portfolio turnover rate(d)(f)	10%

(a)	Inception date of the Fund was September 17, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance Nasdaq 100 Weekly Distribution ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.20	$39.69	$60.00(b)

INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.05	0.98	1.86
Net realized and unrealized gain (loss)(d)	4.97	0.85	5.53
Total from investment operations	5.02	1.83	7.39

LESS DISTRIBUTIONS FROM:
Net investment income	(2.10)	(1.70)	(4.23)
Net realized gains	(2.82)	(1.01)	(3.52)
Return of capital	(2.87)	(13.62)	(19.97)
Total distributions	(7.79)	(16.33)	(27.72)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.01	0.02

Net asset value, end of period	$22.43	$25.20	$39.69

TOTAL RETURN(f)	23.73%	8.21%	15.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$189,160	$186,039	$211,673
Ratio of expenses to average net assets(g)	1.00%	1.01%	1.00%
Ratio of interest expense to average net assets(g)	0.01%	0.02%	0.01%
Ratio of operational expenses to average net assets excluding interest expense(g)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(g)	0.21%	3.37%	4.04%
Portfolio turnover rate(f)(h)	39%	0%	9%

(a)	Inception date of the Fund was September 13, 2023.
(b)

During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance Oil Enhanced Options Income ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$8.44	$16.71	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.22	0.33	0.23
Net realized and unrealized gain (loss)(c)	2.35	0.87	(0.81)
Total from investment operations	2.57	1.20	(0.58)

LESS DISTRIBUTIONS FROM:
Net investment income	(1.20)	(0.37)	(0.26)
Net realized gains	(1.47)	(0.13)	–
Return of capital	(1.26)	(8.98)	(2.46)
Total distributions	(3.93)	(9.48)	(2.72)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(d)	0.01	0.01

Net asset value, end of period	$7.08	$8.44	$16.71

TOTAL RETURN(e)	41.54%	9.11%	(3.43)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,234	$57,390	$12,536
Ratio of expenses to average net assets(f)	1.00%	1.11%	1.22%
Ratio of interest expense to average net assets(f)	0.01%	0.12%	0.23%
Ratio of operational expenses to average net assets excluding interest expense(f)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(f)	2.91%	3.06%	4.03%
Portfolio turnover rate(e)(g)	1%	658%	272%

(a)	Inception date of the Fund was May 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance R2000 Weekly Distribution ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.09	$40.20	$60.00(b)

INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.08	0.93	1.61
Net realized and unrealized gain (loss)(d)	2.62	1.02	7.39
Total from investment operations	2.70	1.95	9.00

LESS DISTRIBUTIONS FROM:
Net investment income	(1.13)	(1.70)	(2.72)
Net realized gains	(1.40)	(1.09)	(1.74)
Return of capital	(4.85)	(16.28)	(24.37)
Total distributions	(7.38)	(19.07)	(28.83)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.01	0.03

Net asset value, end of period	$18.41	$23.09	$40.20

TOTAL RETURN(f)	14.22%	9.19%	17.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$96,521	$141,807	$131,323
Ratio of expenses to average net assets(g)	1.01%	1.05%	1.02%
Ratio of interest expense to average net assets(g)	0.02%	0.06%	0.03%
Ratio of operational expenses to average net assets excluding interest expense(g)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(g)	0.40%	3.34%	4.07%
Portfolio turnover rate(f)(h)	54%	5%	0%

(a)	Inception date of the Fund was October 30, 2023.
(b)

During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance S&P 500 Income Target ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.30	$20.07	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)(c)	0.05	0.07	(0.01)
Net realized and unrealized gain (loss)(d)	2.70	1.97	1.72
Total from investment operations	2.75	2.04	1.71

LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)	(1.02)	(0.52)
Net realized gains	(0.39)	(1.09)	(1.14)
Return of capital	(2.19)	(1.71)	–
Total distributions	(3.61)	(3.82)	(1.66)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.01	0.02

Net asset value, end of period	$17.44	$18.30	$20.07

TOTAL RETURN(f)	16.97%	11.89%	9.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$161,782	$111,164	$50,683
Ratio of expenses to average net assets(g)(h)	0.86%	0.89%	0.85%
Ratio of interest expense to average net assets(g)	0.01%	0.04%	0.00%(i)
Ratio of operational expenses to average net assets excluding interest expense(g)(h)	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(g)(h)	0.28%	0.39%	(0.13)%
Portfolio turnover rate(f)(j)	25%	31%	85%

(a)	Inception date of the Fund was March 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)

These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Amount represents less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	Defiance S&P 500 Weekly Distribution ETF
	Year Ended August 31, 2026	Year Ended August 31, 2025	Period Ended August 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$33.62	$46.20	$60.00(b)

INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.07	1.27	1.93
Net realized and unrealized gain (loss)(d)	5.17	1.76	5.32
Total from investment operations	5.24	3.03	7.25

LESS DISTRIBUTIONS FROM:
Net investment income	(2.27)	(2.13)	(4.66)
Net realized gains	(3.02)	(1.24)	(3.91)
Return of capital	(4.22)	(12.25)	(12.50)
Total distributions	(9.51)	(15.62)	(21.07)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)	0.01	0.02

Net asset value, end of period	$29.35	$33.62	$46.20

TOTAL RETURN(f)	18.44%	9.39%	15.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,232	$73,127	$100,490
Ratio of expenses to average net assets(g)	1.00%	1.03%	1.01%
Ratio of interest expense to average net assets(g)	0.01%	0.04%	0.02%
Ratio of operational expenses to average net assets excluding interest expense(g)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(g)	0.23%	3.39%	3.99%
Portfolio turnover rate(f)(h)	22%	4%	12%

(a)	Inception date of the Fund was September 18, 2023.
(b)

During the period ended August 31, 2024, the Fund effected the following reverse stock split: August 1, 2024, 1 for 3. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2026

NOTE 1 - ORGANIZATION

The Defiance ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”), with the exception of the Defiance Large Cap ex-Mag 7 ETF, which is a diversified series of the Trust. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
Defiance AI & Power Infrastructure ETF (the “AIPO ETF”)	July 24, 2025
Defiance Gold Enhanced Options Income ETF (the “GOLI ETF”)	April 1, 2025
Defiance Large Cap ex-Mag 7 ETF (the “XMAG ETF”)	October 21, 2024
Defiance Nasdaq 100 Income Target ETF (the “QQQT ETF”)	June 20, 2024
Defiance Nasdaq 100 LightningSpread Income ETF (the “QLDY ETF”)	September 17, 2025
Defiance Nasdaq 100 Weekly Distribution ETF (the “QQQY ETF”)	September 13, 2023
Defiance Oil Enhanced Options Income ETF (the “USOY ETF”)	May 9, 2024
Defiance R2000 Weekly Distribution ETF (the “IWMY ETF”)	October 30, 2023
Defiance S&P 500 Income Target ETF (the “SPYT ETF”)	March 4, 2024
Defiance S&P 500 Weekly Distribution ETF (the “WDTE ETF”)	September 18, 2023

The primary investment objective of each Fund, except the AIPO ETF and XMAG ETF, is to seek current income.

The primary investment objective of the AIPO ETF is to seek to track the performance, before fees and expenses, of the MarketVector US Listed AI and Power Infrastructure Index.

The primary investment objective of the XMAG ETF is to seek to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index.

The secondary investment objective of the GOLI ETF is to seek exposure to the performance of SPDR Gold Shares subject to a limit on potential investment gains.

The secondary investment objective of the QQQT ETF & QQQY ETF is to seek exposure to the performance of the Nasdaq 100 Index.

The secondary investment objective of the QLDY ETF is to seek capital appreciation.

The secondary investment objective of the USOY ETF is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.

The secondary investment objective of the IWMY ETF is to seek exposure to the performance of the Russell 2000 Index.

The secondary investment objective of the SPYT ETF & WDTE ETF is to seek exposure to the performance of the S&P 500 Index.

Notes to Financial Statements

August 31, 2026

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors. FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s net asset value (“NAV”). If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Investments in money market mutual funds are valued at each underlying fund’s published NAV per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

August 31, 2026

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2026:

AIPO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$899,903,409	$–	$–	$899,903,409
Money Market Funds	2,637,490	–	–	2,637,490
Total Investments	$902,540,899	$–	$–	$902,540,899

GOLI ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$725,935	$–	$725,935
U.S. Treasury Notes/Bonds	–	7,335,361	–	7,335,361
U.S. Treasury Bills	–	15,393,344	–	15,393,344
Money Market Funds	239,246	–	–	239,246
Total Investments	$239,246	$23,454,640	$–	$23,693,886
Liabilities:
Investments:
Written Options	–	(1,021,794)	–	(1,021,794)
Total Investments	$–	$(1,021,794)	$–	$(1,021,794)

Notes to Financial Statements

August 31, 2026

XMAG ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$183,266,171	$–	$–	$183,266,171
Rights	–	–	0	0
Money Market Funds	631,195	–	–	631,195
Total Investments	$183,897,366	$–	$0	$183,897,366

QQQT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$48,359,797	$–	$–	$48,359,797
Purchased Options	–	118,405	–	118,405
Money Market Funds	64,448	–	–	64,448
Total Investments	$48,424,245	$118,405	$–	$48,542,650
Liabilities:
Investments:
Written Options	–	(162,095)	–	(162,095)
Total Investments	$–	$(162,095)	$–	$(162,095)

QLDY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$47,519,525	$–	$47,519,525
U.S. Treasury Notes/Bonds	–	278,596	–	278,596
Money Market Funds	2,519,338	–	–	2,519,338
Total Investments	$2,519,338	$47,798,121	$–	$50,317,459
Liabilities:
Investments:
Written Options	–	(67,080)	–	(67,080)
Total Investments	$–	$(67,080)	$–	$(67,080)

Notes to Financial Statements

August 31, 2026

QQQY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$184,940,347	$–	$184,940,347
Money Market Funds	3,219,408	–	–	3,219,408
Total Investments	$3,219,408	$184,940,347	$–	$188,159,755
Liabilities:
Investments:
Written Options	–	(555,295)	–	(555,295)
Total Investments	$–	$(555,295)	$–	$(555,295)

USOY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,202,615	$–	$2,202,615
U.S. Treasury Notes/Bonds	–	12,526,919	–	12,526,919
U.S. Treasury Bills	–	55,834,335	–	55,834,335
Money Market Funds	1,482,142	–	–	1,482,142
Total Investments	$1,482,142	$70,563,869	$–	$72,046,011
Liabilities:
Investments:
Written Options	–	(6,588,225)	–	(6,588,225)
Total Investments	$–	$(6,588,225)	$–	$(6,588,225)

IWMY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$90,668,843	$–	$90,668,843
Money Market Funds	5,915,369	–	–	5,915,369
Total Investments	$5,915,369	$90,668,843	$–	$96,584,212
Liabilities:
Investments:
Written Options	–	(263,340)	–	(263,340)
Total Investments	$–	$(263,340)	$–	$(263,340)

Notes to Financial Statements

August 31, 2026

SPYT ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$158,776,293	$–	$–	$158,776,293
Purchased Options	–	174,915	–	174,915
Money Market Funds	351,732	–	–	351,732
Total Investments	$159,128,025	$174,915	$–	$159,302,940
Liabilities:
Investments:
Written Options	–	(318,159)	–	(318,159)
Total Investments	$–	$(318,159)	$–	$(318,159)

WDTE ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$63,026,062	$–	$63,026,062
Money Market Funds	2,642,053	–	–	2,642,053
Total Investments	$2,642,053	$63,026,062	$–	$65,668,115
Liabilities:
Investments:
Written Options	–	(136,793)	–	(136,793)
Total Investments	$–	$(136,793)	$–	$(136,793)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Notes to Financial Statements

August 31, 2026

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Notes to Financial Statements

August 31, 2026

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund provides disclosures regarding its use of derivative instruments and their effect on the Fund’s financial position and results of operations. The following tables present each Fund’s average notional amounts by derivative type, together with the fair value and location of each Fund’s derivative assets and liabilities and the related realized and unrealized gains and losses for the reporting period.

For the year or period ended August 31, 2026, each Fund’s monthly average notional amounts are described below:

Fund:	Purchased Options	Written Options
AIPO ETF	$–	$–
GOLI ETF	21,552,687	40,305,366
XMAG ETF	–	–
QQQT ETF	40,831,362	40,831,362
QLDY ETF	48,725,769	15,620,362
QQQY ETF	260,976,823	194,520,146
USOY ETF	50,312,010	83,971,772
IWMY ETF	145,612,494	119,715,183
SPYT ETF	144,812,069	144,812,069
WDTE ETF	94,374,589	71,073,399

Statements of Assets and Liabilities

Fair value of derivative instruments as of August 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Purchased Options:	Balance Sheet Location:	Written	Balance Sheet Location:
			Options:
		Investments, at value		Written options
				contracts, at value
AIPO ETF	Equity Risk	$–	Equity Risk	$–
GOLI ETF	Commodity Risk	725,935	Commodity Risk	(1,021,794)
XMAG ETF	Equity Risk	–	Equity Risk	–
QQQT ETF	Equity Risk	118,405	Equity Risk	(162,095)
QLDY ETF	Equity Risk	47,519,525	Equity Risk	(67,080)
QQQY ETF	Equity Risk	184,940,347	Equity Risk	(555,295)
USOY ETF	Commodity Risk	2,202,615	Commodity Risk	(6,588,225)
IWMY ETF	Equity Risk	90,668,843	Equity Risk	(263,340)

Notes to Financial Statements

August 31, 2026

	Asset Derivatives		Liability Derivatives
Fund:	Purchased Options:	Balance Sheet Location:	Written	Balance Sheet Location:
			Options:
		Investments, at value		Written options
				contracts, at value
SPYT ETF	Equity Risk	174,915	Equity Risk	(318,159)
WDTE ETF	Equity Risk	63,026,062	Equity Risk	(136,793)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year or period ended August 31, 2026:

	Realized		Change in Unrealized
Fund:	Purchased Options:	Location:	Purchased Options:	Location:

		Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
AIPO ETF	Equity Risk	$–	Equity Risk	$–
GOLI ETF	Commodity Risk	(1,759,723)	Commodity Risk	(339,529)
XMAG ETF	Equity Risk	–	Equity Risk	–
QQQT ETF	Equity Risk	4,845,887	Equity Risk	(1,452)
QLDY ETF	Equity Risk	(2,031,207)	Equity Risk	5,254,968
QQQY ETF	Equity Risk	24,003,792	Equity Risk	28,336,562
USOY ETF	Commodity Risk	(15,426,648)	Commodity Risk	(3,564,003)
IWMY ETF	Equity Risk	526,935	Equity Risk	14,783,948
SPYT ETF	Equity Risk	1,535,073	Equity Risk	(47)
WDTE ETF	Equity Risk	2,804,913	Equity Risk	8,065,036

	Realized		Change in Unrealized
Fund:	Written Options:	Location:	Written Options:	Location:

		Net realized gain (loss) from written options contracts		Net change in unrealized appreciation (depreciation) on written options contracts
AIPO ETF	Equity Risk	$–	Equity Risk	$–
GOLI ETF	Commodity Risk	2,125,751	Commodity Risk	220,803
XMAG ETF	Equity Risk	–	Equity Risk	–
QQQT ETF	Equity Risk	(5,418,941)	Equity Risk	333
QLDY ETF	Equity Risk	(4,593)	Equity Risk	19,525
QQQY ETF	Equity Risk	(14,585,286)	Equity Risk	(100,016)
USOY ETF	Commodity Risk	32,430,746	Commodity Risk	5,396,538
IWMY ETF	Equity Risk	(1,696,974)	Equity Risk	(31,324)
SPYT ETF	Equity Risk	(3,849,086)	Equity Risk	(47)
WDTE ETF	Equity Risk	192,990	Equity Risk	(14,668)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Notes to Financial Statements

August 31, 2026

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the State of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income and expense is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the QLDY ETF are declared and paid twice per week. Distributions to shareholders from net investment income, if any, for the GOLI ETF, QQQY ETF, IWMY ETF, USOY ETF and WDTE ETF are declared and paid weekly. Distributions to shareholders from net investment income, if any, for the QQQT ETF and SPYT ETF are declared and paid monthly. Distributions to shareholders from net investment income, if any, for the AIPO ETF and XMAG ETF are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. AIPO ETF, GOLI ETF, XMAG ETF, QQQT ETF, QLDY ETF, QQQY ETF and USOY ETF Shares will not be priced on the days on which NASDAQ is closed for trading. IWMY ETF, SPYT ETF, and WDTE ETF Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Financial Statements

August 31, 2026

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in-kind, net operating loss or excess distributions. For the year or period ended August 31, 2026, the following adjustments were made:

Fund:	Paid-In Capital	Total distributable earnings/(accumulated losses)
AIPO ETF	$52,005,160	$(52,005,160)
GOLI ETF	(450,731)	450,731
XMAG ETF	6,569,104	(6,569,104)
QQQT ETF	(2,841,856)	2,841,856
QLDY ETF	(1,033,757)	1,033,757
QQQY ETF	–	–
USOY ETF	–	–
IWMY ETF	–	–
SPYT ETF	(5,506,007)	5,506,007
WDTE ETF	–	–

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (AIPO ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Notes to Financial Statements

August 31, 2026

Concentration Risk (XMAG ETF & QLDY ETF Only). To the extent that the Fund concentrates in an industry, it will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries.

Counterparty Risk (GOLI ETF, QQQT ETF, QLDY ETF, QQQY ETF, USOY ETF, IWMY ETF, SPYT ETF & WDTE ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Funds could lose some or all the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement its investment strategy.

Derivatives Risk (GOLI ETF, QQQT ETF, QLDY ETF, QQQY ETF, USOY ETF, IWMY ETF, SPYT ETF and WDTE ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs and exchange-traded products (“ETPs”)), interest rates or indices. Each Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Funds use derivatives, there may be an imperfect correlation between the value of the Indices and the derivative, which may prevent the Funds from achieving their investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, each Fund’s investments in derivatives are subject to the following risk:

●	Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the Indices. The Funds may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of the options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Funds will be determined based on market quotations or other recognized pricing methods.

○	(GOLI ETF and USOY ETF Only). Additionally, each Fund’s practice of rolling may cause each Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for each Fund if the market value of the asset has fallen substantially. Furthermore, when each Fund seeks to trade out of puts, especially near expiration, there is an added risk that each Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact each Fund’s liquidity and market exposure, particularly in volatile market conditions.

Notes to Financial Statements

August 31, 2026

Equity Market Risk (AIPO ETF, XMAG ETF & QLDY ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange-Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (GOLI ETF, QQQT ETF, QLDY ETF, QQQY ETF, USOY ETF, IWMY ETF, SPYT ETF and WDTE ETF Only). Each Fund’s investment strategy may require them to redeem Shares for cash or to otherwise include cash as part of their redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Funds in connection with cash redemptions that may not have occurred if the Funds had made a redemption in-kind. These costs could decrease the value of the Funds to the extent they are not offset by a transaction fee payable by an AP.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions or other charges imposed by brokers and bid-ask spreads, which is the cost of the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares, which varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk (GOLI ETF, QQQT ETF, QLDY ETF, QQQY ETF, USOY ETF, IWMY ETF, SPYT ETF and WDTE ETF Only). The Funds are subject to management risk because they are actively managed portfolios. In managing each Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Funds will meet their investment objectives.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Notes to Financial Statements

August 31, 2026

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (“NYSE Arca”) and the NASDAQ (each of NYSE Arca and NASDAQ, an “Exchange”), and may be traded on U.S. exchanges other than the applicable Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

GLD Risk (GOLI ETF Only). The Fund invests in options contracts that are based on the value of GLD. This subjects the Fund to certain of the same risks as if it owned shares of GLD, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of GLD, the Fund may also be subject to the following risks:

●	GLD Trading Risk. An investment in GLD is subject to substantial risks, in particular, risks associated with investing in the gold market. GLD is subject to market fluctuations influenced by large-scale gold sales, especially during economic crises, which can adversely impact gold prices and, in turn, the investment value of the shares. Historical instances, such as the 2008 financial crisis, demonstrated this volatility, where substantial gold sales led to a marked decrease in its market price. Moreover, large disposals of gold by the official sector – encompassing central banks and other government entities – could result in a supply surplus, potentially diminishing gold’s market value. The valuation of the gold held by GLD is closely tied to the LBMA Gold Price PM. This benchmark is established through a bidding process by various market participants and any inaccuracies in its calculation or modifications to the benchmark process could significantly impact the Trust’s gold valuation and the investment value in shares.

GLD faces significant custodial and safeguarding risks regarding its gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism. GLD does not insure its gold, and the insurance held by its custodian might not fully cover potential losses. The custodian’s liability is restricted to direct losses from negligence, fraud, or willful default, limited to the gold’s market value at the time of the incident, a constraint that also applies to any subcustodians. Additionally, legal and practical difficulties in foreign jurisdictions could complicate the enforcement of rights or claims. The custodian, not specifically regulated for gold bullion custody, relies on industry best practices and internal controls, which presents a security risk for GLD’s gold. Furthermore, gold in GLD’s unallocated accounts isn’t segregated from the custodian’s assets, thus in the event of the custodian’s insolvency, GLD would be an unsecured creditor, potentially leading to delays and extra costs in recovering allocated gold. These challenges in dealing with subcustodians and the potential complications in legal actions due to the lack of direct contractual arrangements and the intricacies of foreign legal systems highlight the significant custodial risks in investing in GLD shares.

●	Indirect Investments in GLD. GLD is not affiliated with the Trust, the Fund, the Adviser, or its respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. GLD is not a registered investment company subject to the 1940 Act. Accordingly, investors in GLD (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing GLD insiders from managing GLD to their benefit and to the detriment of shareholders; provisions preventing GLD from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing GLD earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in GLD’s character without the consent of shareholders. Investors in the Fund will not have voting rights and will not be able to influence management of GLD but will be exposed to the performance of GLD. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying ETP but will be subject to declines in the performance of the Underlying ETP. Although the Fund invests in GLD only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Notes to Financial Statements

August 31, 2026

●	Gold Performance Risk. Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to the price movements in other asset classes. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses. Additional factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold and an increase in the hedging of precious metals, such as gold. Investments in gold generally may be speculative and subject to greater price volatility than investments in other types of assets. The price of metals, such as gold, is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments.

GLD is not an investment company subject to the 1940 Act. Accordingly, investors in the Underlying ETP do not have the protections expressly provided by that statute, including: provisions preventing Underlying ETP insiders from managing the Underlying ETP to their benefit and to the detriment of shareholders; provisions preventing the Underlying ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in the Underlying ETP’s character without the consent of shareholders. Although the Fund invests in the Underlying ETP only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Referenced Indices Risk (QQQT ETF, QLDY ETF, QQQY ETF, IWMY ETF, SPYT ETF & WDTE ETF Only). The Funds invest in options contracts that are based on the value of the Indices (or in ETFs that track the Indices’ performance). This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indices or an ETF that tracks the Indices, even though it does not. By virtue of each Fund’s investments in options contracts that are based on the value of the Indices, the Funds may also be subject to the following risks:

●	Indirect Investment Risk. The Indices are not affiliated with the Trust, the Funds, the Adviser, or their respective affiliates and are not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indices but will be subject to declines in the performance of the Indices.

●	Indices Trading Risk. The trading price of the Indices may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

●	Nasdaq 100 Index Risks (QQQT ETF, QLDY ETF & QQQY ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the Index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

Notes to Financial Statements

August 31, 2026

●	Russell 2000 Index Risks (IWMY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

●	S&P 500 Index Risks (SPYT ETF & WDTE ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the Index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Sector and Industry Risk (AIPO ETF Only). To the extent the Fund invests more heavily in particular sectors or industries of the economy, its performance will be especially sensitive to developments that significantly affect those sectors and industries. The Fund may invest a significant portion of its assets in the following sectors and industries and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors and industries:

●	Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

●	Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on the Fund’s performance.

USO Risk (USOY ETF Only). The Fund invests in options contracts that are based on the value of USO. This subjects the Fund to certain of the same risks as if it owned shares of USO, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of USO, the Fund may also be subject to the following risks:

●	Investments in USO are subject to unique risks, primarily stemming from the volatile nature of the oil market and the regulatory frameworks governing futures markets. The accountability levels, position limits, and daily price fluctuation limits set by NYMEX and ICE futures, while intended to regulate trading activities, can lead to a significant tracking error for USO. These regulatory measures limit USO’s ability to fully invest in the Benchmark Oil Futures Contract and other oil futures contracts, thus potentially causing substantial divergence between the movements of USO’s share prices and the actual prices of these futures contracts. The oil market’s inherent volatility is further compounded by these trading constraints. Accountability levels serve as thresholds for increased exchange scrutiny, and position limits establish fixed ceilings on the number of futures contracts that can be held. The Commodity Futures Trading Commission’s (CFTC) Position Limits Rule, which includes the Benchmark Oil Futures Contract, imposes additional federal position limits. USO’s trading activities, not qualifying for exemptions from these limits, face further challenges in navigating the unpredictable oil market, impacting its investment strategy and ability to achieve its objectives.

Notes to Financial Statements

August 31, 2026

●	USO’s investment strategy is heavily influenced by the dynamic and often unpredictable oil market, alongside its commitment to invest substantially in Oil Futures Contracts and Other Oil-Related Investments. When faced with regulatory limits such as accountability levels and position limits, USO may have to adjust its strategy, seeking alternatives like other exchanges or different investment vehicles, which could introduce additional market risks. Exceeding accountability levels may necessitate a reduction in holdings, potentially creating a tracking error between USO’s share prices and the Benchmark Oil Futures Contract price. Furthermore, USO’s Futures Commission Merchants (FCMs) have historically imposed their own limits on USO’s holdings, which restricts its ability to respond effectively to oil market movements. These FCM-imposed constraints, alongside the fluctuating nature of the oil market and regulatory limitations, underscore the significant risks associated with investing in USO, affecting its capacity to meet investment objectives in a highly volatile and regulated market environment.

●	USO is not a registered investment company subject to the 1940 Act. Accordingly, investors in USO (including the Fund via its indirect investments) do not have the protections expressly provided by that statute, including: provisions preventing USO insiders from managing USO to their benefit and to the detriment of shareholders; provisions preventing USO from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing USO earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in USO’s character without the consent of shareholders. Although the Fund invests in USO only indirectly, the Fund’s investments are subject to loss as a result of these risks.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
AIPO ETF	0.69%
GOLI ETF	0.99%
XMAG ETF	0.35%
QQQT ETF	0.85%
QLDY ETF	0.99%
QQQY ETF	0.99%
USOY ETF	0.99%
IWMY ETF	0.99%
SPYT ETF	0.85%
WDTE ETF	0.99%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year or period ended August 31, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

August 31, 2026

There is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day-to-day trading, security selection, and execution, under the oversight of the Board.

The Adviser has entered into an agreement with ZEGA Financial, LLC (“ZEGA”) and Defiance ETFs, LLC (“Defiance”), (each a “Sponsor” and collectively the “Sponsors”), with respect to the Funds, under which each Sponsor agrees to provide financial support to the Funds. Every month, unitary management fees for the Funds are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Funds. In return for their financial support for the Funds, the Adviser has agreed to pay each of ZEGA and Defiance a portion of any remaining profits generated by unitary management fee the Funds. If the amount of the unitary management fees for a Fund exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to ZEGA and Defiance. Further, if the amount of the unitary management fee for a Fund is less than the Fund’s operating expenses and the Adviser-retained amount, ZEGA and Defiance are obligated to reimburse the Adviser for a portion of the shortfall.

Tidal serves as the Funds’ administrator and, in that capacity, performs or arranges for various administrative, compliance and management services (other than investment advisory services) for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to April 1, 2026, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC, doing business as ACA Group (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to Financial Statements

August 31, 2026

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year or period ended August 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
AIPO ETF	$99,082,100	$91,147,573
GOLI ETF	39,001	38,674
XMAG ETF	38,119,624	7,231,510
QQQT ETF	21,433,570	12,444,993
QLDY ETF	27,089,016	2,197,855
QQQY ETF	192,388,889	50,732,318
USOY ETF	12,401	11,525
IWMY ETF	113,182,745	39,817,457
SPYT ETF	58,474,393	34,581,123
WDTE ETF	65,402,086	10,608,584

For the year or period ended August 31, 2026, the purchases and sales of long-term U.S. government securities were as follows:

Fund:	Purchases	Sales
AIPO ETF	$–	$–
GOLI ETF	–	–
XMAG ETF	–	–
QQQT ETF	–	–
QLDY ETF	–	–
QQQY ETF	–	35,503,914
USOY ETF	–	3,851,008
IWMY ETF	–	20,820,709
SPYT ETF	–	–
WDTE ETF	–	13,839,136

For the year or period ended August 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund:	Purchases	Sales
AIPO ETF	$1,068,205,984	$136,568,085
GOLI ETF	–	–

Notes to Financial Statements

August 31, 2026

Fund:	Purchases	Sales
XMAG ETF	118,418,383	24,115,050
QQQT ETF	3,118,157	–
QLDY ETF	–	–
QQQY ETF	–	–
USOY ETF	–	–
IWMY ETF	–	–
SPYT ETF	–	–
WDTE ETF	–	–

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year or period ended August 31, 2026 and the prior fiscal period ended August 31, 2025 were as follows:

		August 31,
Distributions paid from:	August 31, 2026	2025
AIPO ETF
Ordinary Income	$12,756	$–
Totals	$12,756	$–
GOLI ETF
Ordinary Income	$1,391,461	$76,916
Long-Term Capital Gains	241,183	60,811
Return of Capital	9,784,699	324,956
Totals	$11,417,343	$462,683
XMAG ETF
Ordinary Income	$522,629	$22,320
Totals	$522,629	$22,320
QQQT ETF
Ordinary Income	$3,932,544	$1,073,082
Long-Term Capital Gains	1,634,923	1,543,090
Return of Capital	2,150,033	1,347,786
Totals	$7,717,500	$3,963,958
QLDY ETF
Ordinary Income	$2,275,888	$ N/A
Long-Term Capital Gains	1,943,215	N/A
Return of Capital	7,986,432	N/A
Totals	$12,205,535	$ N/A
QQQY ETF
Ordinary Income	$16,787,026	$9,507,794
Long-Term Capital Gains	22,621,913	5,647,125
Return of Capital	22,964,964	76,104,934
Totals	$62,373,903	$91,259,853
USOY ETF
Ordinary Income	$9,215,909	$877,326
Long-Term Capital Gains	11,302,468	311,850
Return of Capital	9,653,531	21,338,379
Totals	$30,171,908	$22,527,555

Notes to Financial Statements

August 31, 2026

Distributions paid from:	August 31, 2026	August 31, 2025
IWMY ETF
Ordinary Income	$6,619,696	$6,808,869
Long-Term Capital Gains	8,166,488	4,332,678
Return of Capital	28,430,962	64,913,865
Totals	$43,217,146	$76,055,412
SPYT ETF
Ordinary Income	$8,033,145	$4,865,713
Long-Term Capital Gains	3,030,344	5,265,523
Return of Capital	17,020,016	8,246,842
Totals	$28,083,505	$18,378,078
WDTE ETF
Ordinary Income	$5,013,659	$4,403,958
Long-Term Capital Gains	6,640,220	2,548,141
Return of Capital	9,304,818	25,273,525
Totals	$20,958,697	$32,225,624

As of the fiscal year or period ended August 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	AIPO ETF	GOLI ETF	XMAG ETF	QQQT ETF	QLDY ETF
Cost of investments(a)	$997,496,380	$23,702,865	$168,220,573	$36,732,326	$50,317,618
Gross tax unrealized appreciation	36,190,144	–	24,718,120	11,854,718	–
Gross tax unrealized depreciation	(131,145,625)	(8,979)	(9,041,327)	(44,394)	(159)
Net tax unrealized appreciation (depreciation)	(94,955,481)	(8,979)	15,676,793	11,810,324	(159)
Undistributed ordinary income (loss)	–	–	1,138,733	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	(6,928,638)	(155,329)	(329,272)	(6,913,197)	(198,555)
Total distributable earnings/(accumulated losses)	$(101,884,119)	$(164,308)	$16,486,254	$4,897,127	$(198,714)

	QQQY ETF	USOY ETF	IWMY ETF	SPYT ETF	WDTE ETF
Cost of investments(a)	$188,159,755	$72,064,476	$96,584,212	$121,589,601	$65,668,115
Gross tax unrealized appreciation	–	120	–	37,713,674	–
Gross tax unrealized depreciation	–	(18,585)	–	(335)	–
Net tax unrealized appreciation (depreciation)	–	(18,465)	–	37,713,339	–

Notes to Financial Statements

August 31, 2026

	QQQY ETF	USOY ETF	IWMY ETF	SPYT ETF	WDTE ETF
Undistributed ordinary income (loss)	–	–	–	–	–
Undistributed long-term capital gain (loss)	–	–	–	–	–
Other accumulated gain (loss)	(1,162,419)	–	(612,560)	(21,419,979)	(378,704)
Total distributable earnings/(accumulated losses)	$(1,162,419)	$(18,465)	$(612,560)	$16,293,360	$(378,704)

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market adjustments related to passive foreign investment companies (“PFICs”) and mark-to-market adjustments on options.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year or period ended August 31, 2026, the Funds have elected to defer the following post-October and late-year losses.

Fund	Post-October Capital Loss Deferral	Late-Year Loss Deferral
AIPO ETF	$–	$289,035
GOLI ETF	155,329	–
XMAG ETF	–	–
QQQT ETF	3,047,939	132,875
QLDY ETF	–	198,554
QQQY ETF	–	1,162,419
USOY ETF	–	–
IWMY ETF	–	612,560
SPYT ETF	6,921,802	51,108
WDTE ETF	–	378,704

As of August 31, 2026, the table below presents long-term and short-term capital loss carryovers, where applicable, which do not expire.

Fund	Short-Term	Long-Term
AIPO ETF	$(6,639,603)	$–
GOLI ETF	–	–
XMAG ETF	(128,275)	(200,997)
QQQT ETF	–	–
QLDY ETF	–	–
QQQY ETF	–	–
USOY ETF	–	–
IWMY ETF	–	–
SPYT ETF	–	–
WDTE ETF	–	–

Notes to Financial Statements

August 31, 2026

NOTE 8 - SHARES TRANSACTIONS

Shares of the AIPO ETF, GOLI ETF, XMAG ETF, QQQT ETF, QLDY ETF, QQQY ETF, and USOY ETF are listed and traded on the NASDAQ and Shares of the IWMY ETF, SPYT ETF, and WDTE ETF are listed and traded on the NYSE Arca. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called “Creation Units”. Creation Units are issued and redeemed principally in- kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund except XMAG ETF is $300, payable to the Custodian. The standard fixed transaction fee for XMAG ETF is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Defiance ETFs

To the Shareholders of Defiance ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options contracts (as applicable), of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of
	Statements of	Changes in Net
Fund Name	Operations	Assets	Financial Highlights
Defiance AI & Power Infrastructure ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from July 24, 2025 (commencement of operations) through August 31, 2025
Defiance Gold Enhanced Options Income ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from April 1, 2025 (commencement of operations) through August 31, 2025
Defiance Large Cap ex-Mag 7 ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from October 21, 2024 (commencement of operations) through August 31, 2025
Defiance Nasdaq 100 Income Target ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period from June 20, 2024 (commencement of operations) through August 31, 2024
Defiance Nasdaq 100 LightningSpread Income ETF	For the period from September 17, 2025 (commencement of operations) through August 31, 2026
Defiance Nasdaq 100 Weekly Distribution ETF (formerly Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF)	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period from September 13, 2023 (commencement of operations) through August 31, 2024
Defiance Oil Enhanced Options Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period from May 9, 2024 (commencement of operations) through August 31, 2024
Defiance R2000 Weekly Distribution ETF (formerly Defiance R2000 Enhanced Options & 0DTE Income ETF)	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period from October 30, 2023 (commencement of operations) through August 31, 2024
Defiance S&P 500 Income Target ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period from March 4, 2024 (commencement of operations) through August 31, 2024
Defiance S&P 500 Weekly Distribution ETF (formerly Defiance S&P 500 Enhanced Options & 0DTE Income ETF)	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026 and 2025, and for the period from September 18, 2023 (commencement of operations) through August 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2026

Other Non-Audited Information	Defiance ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance AI & Power Infrastructure ETF	26.08%
Defiance Gold Enhanced Options Income ETF	0.00%
Defiance Large Cap ex-Mag 7 ETF	100.00%
Defiance Nasdaq 100 Income Target ETF	7.31%
Defiance Nasdaq 100 LightningSpread Income ETF	0.00%
Defiance Nasdaq 100 Weekly Distribution ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance R2000 Weekly Distribution ETF	0.00%
Defiance S&P 500 Income Target ETF	0.00%
Defiance S&P 500 Weekly Distribution ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended August 31, 2026, was as follows:

Defiance AI & Power Infrastructure ETF	16.67%
Defiance Gold Enhanced Options Income ETF	0.00%
Defiance Large Cap ex-Mag 7 ETF	100.00%
Defiance Nasdaq 100 Income Target ETF	7.31%
Defiance Nasdaq 100 LightningSpread Income ETF	0.00%
Defiance Nasdaq 100 Weekly Distribution ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance R2000 Weekly Distribution ETF	0.00%
Defiance S&P 500 Income Target ETF	0.00%
Defiance S&P 500 Weekly Distribution ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended August 31, 2026, was as follows:

Defiance AI & Power Infrastructure ETF	0.00%
Defiance Gold Enhanced Options Income ETF	0.00%
Defiance Large Cap ex-Mag 7 ETF	0.00%
Defiance Nasdaq 100 Income Target ETF	0.00%
Defiance Nasdaq 100 LightningSpread Income ETF	0.00%
Defiance Nasdaq 100 Weekly Distribution ETF	0.00%
Defiance Oil Enhanced Options Income ETF	0.00%
Defiance R2000 Weekly Distribution ETF	0.00%
Defiance S&P 500 Income Target ETF	0.00%
Defiance S&P 500 Weekly Distribution ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

For the below Funds:

Defiance AI & Power Infrastructure ETF

Defiance Gold Enhanced Options Income ETF

Defiance Large Cap ex-Mag 7 ETF

Defiance Nasdaq 100 Income Target ETF

Defiance Nasdaq 100 LightningSpread Income ETF

Defiance Nasdaq 100 Weekly Distribution ETF

Defiance Oil Enhanced Options Income ETF

Defiance R2000 Weekly Distribution ETF

Defiance S&P 500 Income Target ETF

Defiance S&P 500 Weekly Distribution ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 19-20, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each above mentioned Funds;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser; (ii) the historical performance of the Funds; (iii) the costs of the services provided and the profits realized by the Adviser from services provided to the Funds, including any fall-out benefits; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board throughout the year, including information provided prior to and at the meetings held on June 30, 2026, July 21, 2026 and the meetings held on August 19 and August 20, 2026. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreements, as well as specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure, compliance record, cybersecurity program, business continuity plan, and risk management process, and financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with each Fund. The Board additionally noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss Fund performance and investment outlook, as well as, various marketing and compliance topics. The Board also considered other services provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as: (i) the Fund’s stated investment objectives, (ii) income targets, (iii) its Morningstar category, (iv) a comparative peer group of similar funds selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Peer Group”) and/or (v) its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of the Funds have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other funds in the same investment universe. In these circumstances, the Board considered that it was difficult to fairly benchmark performance against peers and also took into account that certain Funds had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of March 31, 2026, is provided below:

For Defiance AI & Power Infrastructure ETF, the Board noted that there was not yet a year of performance.

For Defiance Gold Enhanced Options Income ETF, the Board noted that the Fund had outperformed the Peer Group median for the one-year period.

For Defiance R2000 Weekly Distribution ETF, the Board noted that the Fund had outperformed the Peer Group median for the one-year period.

For Defiance Nasdaq 100 LightningSpread Income ETF, the Board noted that there was not yet a year of performance.

For Defiance Nasdaq 100 Income Target ETF, the Board noted that the Fund was meeting its income target.

For Defiance Nasdaq 100 Weekly Distribution ETF, the Board noted that the Fund was meeting its income target.

For Defiance S&P 500 Income Target ETF, the Board noted that the Fund was meeting its income target.

For Defiance Oil Enhanced Options Income ETF, the Board noted that the Fund had outperformed the Peer Group median for the one-year period.

For Defiance S&P 500 Weekly Distribution ETF, the Board noted that the Fund was meeting its income target.

For Defiance Large Cap ex-Mag 7 ETF, the Board noted that the Fund had outperformed the peer group median for the one-year period. The Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of the Funds had distinctive investment strategies and styles which resulted in the Funds being significantly different from many of the funds in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in the Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Defiance AI & Power Infrastructure ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance Gold Enhanced Options Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median but reasonable given the Fund’s distinctive investment strategy compared to its peers.

For Defiance R2000 Weekly Distribution ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance Nasdaq 100 LightningSpread Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance Nasdaq 100 Income Target ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance Nasdaq 100 Weekly Distribution ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance S&P 500 Income Target ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance Oil Enhanced Options Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance S&P 500 Weekly Distribution ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

For Defiance Large Cap ex-Mag 7 ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the Peer Group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each of the Funds, and concluded that while many of the Funds were profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business. In considering profitability, the Board discussed and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining the Funds.

The Board also considered that each Fund had one or more sponsors, each of which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board also considered that there are additional parties not named above who also share in the economic responsibilities for certain series of the Trust. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser provides to each Fund; and (c) agreed to approve renewal of the Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	November 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 6, 2026

* Print the name and title of each signing officer under his or her signature.